UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2018

MFS® Global Equity Series

MFS® Variable Insurance Trust

VGE-SEM

MFS® Global Equity Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	3.0%
Visa, Inc., “A”	2.9%
Bayer AG	2.8%
Medtronic PLC	2.7%
Accenture PLC, “A”	2.7%
Honeywell International, Inc.	2.5%
Comcast Corp., “A”	2.4%
Nestle S.A.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Reckitt Benckiser Group PLC	2.3%

Equity sectors
Health Care	18.8%
Consumer Staples	17.9%
Financial Services	13.7%
Industrial Goods & Services	8.7%
Leisure	7.4%
Technology	6.6%
Basic Materials	6.5%
Special Products & Services	6.5%
Transportation	6.3%
Retailing	5.1%
Energy	1.1%
Autos & Housing	1.0%

Issuer country weightings (x)
United States	54.0%
France	9.8%
United Kingdom	8.2%
Switzerland	7.6%
Germany	6.8%
Netherlands	2.3%
Canada	2.0%
Japan	2.0%
Sweden	1.9%
Other Countries	5.4%

Currency exposure weightings (y)
United States Dollar	57.2%
Euro	20.4%
British Pound Sterling	8.2%
Swiss Franc	7.6%
Japanese Yen	2.0%
Swedish Krona	1.9%
South Korean Won	0.9%
Danish Krone	0.7%
Brazilian Real	0.4%
Other Currencies	0.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

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MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.97%	$1,000.00	$979.09	$4.76
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$978.04	$5.98
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 4.4%
Honeywell International, Inc.	10,040	$1,446,262
MTU Aero Engines Holding AG	2,557	491,113
United Technologies Corp.	5,035	629,526

		$2,566,901

Airlines – 1.0%
Aena S.A.	3,283	$596,169

Alcoholic Beverages – 6.1%
AmBev S.A.	46,768	$216,962
Carlsberg A.S., “B”	3,493	411,498
Diageo PLC	34,893	1,252,509
Heineken N.V.	5,697	571,187
Pernod Ricard S.A.	6,973	1,138,098

		$3,590,254

Apparel Manufacturers – 4.0%
Burberry Group PLC	14,427	$411,265
Compagnie Financiere Richemont S.A.	6,704	567,942
LVMH Moet Hennessy Louis Vuitton SE	4,122	1,370,230

		$2,349,437

Automotive – 1.0%
Aptiv PLC	3,858	$353,509
Harley-Davidson, Inc.	5,214	219,405

		$572,914

Broadcasting – 3.9%
Omnicom Group, Inc.	4,355	$332,156
Walt Disney Co.	10,674	1,118,742
WPP PLC	54,793	862,695

		$2,313,593

Brokerage & Asset Managers – 1.1%
Deutsche Boerse AG	1,935	$257,944
Franklin Resources, Inc.	11,663	373,799

		$631,743

Business Services – 6.5%
Accenture PLC, “A”	9,546	$1,561,630
Adecco S.A.	5,531	326,762
Brenntag AG	5,461	304,327
Cognizant Technology Solutions Corp., “A”	7,858	620,704
Compass Group PLC	29,492	628,304
PayPal Holdings, Inc. (a)	4,298	357,895

		$3,799,622

Cable TV – 2.4%
Comcast Corp., “A”	43,570	$1,429,532

Chemicals – 2.2%
3M Co.	4,830	$950,157
PPG Industries, Inc.	3,427	355,483

		$1,305,640

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	7,353	$718,241
Oracle Corp.	18,809	828,725

		$1,546,966

Computer Software – Systems – 0.3%
Olympus Corp.	5,400	$202,412

Consumer Products – 6.6%
Colgate-Palmolive Co.	10,341	$670,200
Coty, Inc., “A”	50,768	715,829
Essity AB	46,277	1,141,445
Reckitt Benckiser Group PLC	16,141	1,329,037

		$3,856,511

Electrical Equipment – 3.3%
Amphenol Corp., “A”	3,690	$321,584
Legrand S.A.	6,892	504,798
Schneider Electric S.A.	11,950	993,984
W.W. Grainger, Inc.	311	95,912

		$1,916,278

Electronics – 2.0%
Hoya Corp.	6,400	$364,120
Microchip Technology, Inc.	3,020	274,669
Samsung Electronics Co. Ltd.	12,400	519,031

		$1,157,820

Food & Beverages – 5.2%
Danone S.A.	13,897	$1,018,745
Kellogg Co.	8,681	606,541
Nestle S.A.	18,197	1,408,753

		$3,034,039

Gaming & Lodging – 0.5%
Sands China Ltd.	23,200	$124,049
Wynn Resorts Ltd.	967	161,818

		$285,867

Insurance – 0.8%
Aon PLC	3,647	$500,259

Internet – 0.8%
eBay, Inc. (a)	13,561	$491,722

Machinery & Tools – 1.0%
Kubota Corp.	38,000	$598,239

Major Banks – 6.3%
Bank of New York Mellon Corp.	18,997	$1,024,508
Erste Group Bank AG	6,043	252,288
Goldman Sachs Group, Inc.	2,510	553,631
State Street Corp.	12,264	1,141,656
UBS AG	46,701	718,498

		$3,690,581

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 13.4%
Abbott Laboratories	13,301	$811,228
Cooper Cos., Inc.	2,919	687,279
Medtronic PLC	18,314	1,567,861
Sonova Holding AG	1,264	226,755
Stryker Corp.	7,575	1,279,114
Thermo Fisher Scientific, Inc.	8,495	1,759,654
Waters Corp. (a)	2,635	510,110
Zimmer Biomet Holdings, Inc.	9,452	1,053,331

		$7,895,332

Network & Telecom – 0.8%
Cisco Systems, Inc.	11,440	$492,263

Oil Services – 1.1%
National Oilwell Varco, Inc.	4,525	$196,385
NOW, Inc. (a)	2,689	35,844
Schlumberger Ltd.	6,537	438,175

		$670,404

Other Banks & Diversified Financials – 5.5%
American Express Co.	9,211	$902,678
Grupo Financiero Banorte S.A. de C.V.	31,104	183,349
Julius Baer Group Ltd.	5,995	352,189
Kasikornbank Co. Ltd.	21,300	128,584
Visa, Inc., “A”	12,702	1,682,380

		$3,249,180

Pharmaceuticals – 5.4%
Bayer AG	14,804	$1,631,133
Johnson & Johnson	1,805	219,019
Merck KGaA	4,651	454,177
Roche Holding AG	3,868	860,689

		$3,165,018

Railroad & Shipping – 3.7%
Canadian National Railway Co.	14,500	$1,185,375
Kansas City Southern Co.	9,175	972,183

		$2,157,558

Restaurants – 0.6%
Whitbread PLC	6,409	$334,863

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	9,458	$805,922
L’Air Liquide S.A.	4,815	604,693
Linde AG	3,572	852,630
Praxair, Inc.	1,629	257,626

		$2,520,871

Specialty Stores – 1.1%
AutoZone, Inc. (a)	481	$322,717
Hermes International	212	129,679
Sally Beauty Holdings, Inc. (a)	11,366	182,197

		$634,593

Trucking – 1.7%
United Parcel Service, Inc., “B”	9,138	$970,730

Total Common Stocks (Identified Cost, $34,967,415)		$58,527,311

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $405,228)	405,270	$405,270

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(190,007)

NET ASSETS – 100.0%		$58,742,574

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $405,270 and $58,527,311, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $34,967,415)	$58,527,311
Investments in affiliated issuers, at value (identified cost, $405,228)	405,270
Cash	4,259
Foreign currency, at value (identified cost, $76)	74
Receivables for
Investments sold	60,954
Fund shares sold	47,080
Dividends	140,303
Receivable from investment adviser	3,306
Other assets	246
Total assets	$59,188,803
Liabilities
Payables for
Investments purchased	$259,018
Fund shares reacquired	132,198
Payable to affiliates
Shareholder servicing costs	186
Distribution and/or service fees	198
Payable for independent Trustees’ compensation	14
Deferred country tax expense payable	3,149
Accrued expenses and other liabilities	51,466
Total liabilities	$446,229
Net assets	$58,742,574
Net assets consist of
Paid-in capital	$29,931,282
Unrealized appreciation (depreciation) (net of $3,149 deferred country tax)	23,556,445
Accumulated net realized gain (loss)	4,230,309
Undistributed net investment income	1,024,538
Net assets	$58,742,574
Shares of beneficial interest outstanding	2,730,296

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$49,035,145	2,276,256	$21.54
Service Class	9,707,429	454,040	21.38

See Notes to Financial Statements

6

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$854,653
Dividends from affiliated issuers	3,004
Income on securities loaned	960
Other	21
Foreign taxes withheld	(58,650)
Total investment income	$799,988
Expenses
Management fee	$272,676
Distribution and/or service fees	12,557
Shareholder servicing costs	5,185
Administrative services fee	9,502
Independent Trustees’ compensation	1,247
Custodian fee	11,480
Shareholder communications	5,977
Audit and tax fees	28,219
Legal fees	317
Miscellaneous	6,103
Total expenses	$353,263
Reduction of expenses by investment adviser	(46,611)
Net expenses	$306,652
Net investment income (loss)	$493,336
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $229 country tax)	$2,029,989
Affiliated issuers	(54)
Foreign currency	(4,828)
Net realized gain (loss)	$2,025,107
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,140 decrease in deferred country tax)	$(3,762,808)
Affiliated issuers	42
Translation of assets and liabilities in foreign currencies	(1,547)
Net unrealized gain (loss)	$(3,764,313)
Net realized and unrealized gain (loss)	$(1,739,206)
Change in net assets from operations	$(1,245,870)

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$493,336	$532,510
Net realized gain (loss)	2,025,107	2,643,999
Net unrealized gain (loss)	(3,764,313)	9,170,172
Change in net assets from operations	$(1,245,870)	$12,346,681
Distributions declared to shareholders
From net investment income	$—	$(485,003)
From net realized gain	—	(2,266,032)
Total distributions declared to shareholders	$—	$(2,751,035)
Change in net assets from fund share transactions	$(3,022,925)	$1,626,350
Total change in net assets	$(4,268,795)	$11,221,996
Net assets
At beginning of period	63,011,369	51,789,373
At end of period (including undistributed net investment income of $1,024,538 and $531,202, respectively)	$58,742,574	$63,011,369

See Notes to Financial Statements

8

MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$22.00		$18.59	$18.39	$19.59	$19.18	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.20	$0.17	$0.18	$0.20	$0.14
Net realized and unrealized gain (loss)	(0.64)		4.20	1.20	(0.49)	0.54	4.05
Total from investment operations	$(0.46)		$4.40	$1.37	$(0.31)	$0.74	$4.19
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)	$(0.21)	$(0.14)	$(0.15)
From net realized gain	—		(0.81)	(0.99)	(0.68)	(0.19)	—
Total distributions declared to shareholders	$—		$(0.99)	$(1.17)	$(0.89)	$(0.33)	$(0.15)
Net asset value, end of period (x)	$21.54		$22.00	$18.59	$18.39	$19.59	$19.18
Total return (%) (k)(r)(s)(x)	(2.09	)(n)	24.07	7.35	(1.41)	3.87	27.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.16	1.19	1.26	1.28	1.31
Expenses after expense reductions (f)	0.97	(a)	0.97	0.99	1.00	1.09	1.15
Net investment income (loss)	1.67	(a)	0.95	0.93	0.91	1.06	0.82
Portfolio turnover	7	(n)	11	13	12	15	25
Net assets at end of period (000 omitted)	$49,035		$52,850	$44,756	$45,946	$51,635	$54,075

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$21.86		$18.49	$18.30	$19.50	$19.10	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.14	$0.13	$0.13	$0.15	$0.09
Net realized and unrealized gain (loss)	(0.63)		4.18	1.18	(0.48)	0.54	4.05
Total from investment operations	$(0.48)		$4.32	$1.31	$(0.35)	$0.69	$4.14
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.13)	$(0.17)	$(0.10)	$(0.13)
From net realized gain	—		(0.81)	(0.99)	(0.68)	(0.19)	—
Total distributions declared to shareholders	$—		$(0.95)	$(1.12)	$(0.85)	$(0.29)	$(0.13)
Net asset value, end of period (x)	$21.38		$21.86	$18.49	$18.30	$19.50	$19.10
Total return (%) (k)(r)(s)(x)	(2.20	)(n)	23.75	7.06	(1.67)	3.63	27.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.42	1.44	1.51	1.53	1.56
Expenses after expense reductions (f)	1.22	(a)	1.22	1.24	1.25	1.34	1.40
Net investment income (loss)	1.42	(a)	0.68	0.70	0.67	0.80	0.54
Portfolio turnover	7	(n)	11	13	12	15	25
Net assets at end of period (000 omitted)	$9,707		$10,162	$7,033	$6,893	$6,533	$7,018

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$31,476,627	$—	$—	$31,476,627
France	129,679	5,630,548	—	5,760,227
United Kingdom	2,937,861	1,880,812	—	4,818,673
Switzerland	—	4,461,588	—	4,461,588
Germany	3,500,212	491,113	—	3,991,325
Netherlands	—	1,377,109	—	1,377,109
Canada	1,185,375	—	—	1,185,375
Japan	1,164,771	—	—	1,164,771
Sweden	—	1,141,445	—	1,141,445
Other Countries	3,150,171	—	—	3,150,171
Mutual Funds	405,270	—	—	405,270
Total	$43,949,966	$14,982,615	$—	$58,932,581

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,610,690 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,308,388 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$580,030
Long-term capital gains	2,171,005
Total distributions	$2,751,035

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$35,761,658
Gross appreciation	24,148,513
Gross depreciation	(977,590)
Net unrealized appreciation (depreciation)	$23,170,923

As of 12/31/17
Undistributed ordinary income	690,664
Undistributed long-term capital gain	2,426,336
Other temporary differences	1,203
Net unrealized appreciation (depreciation)	26,938,959

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$423,403	$—	$1,909,361
Service Class	—	61,600	—	356,671
Total	$—	$485,003	$—	$2,266,032

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $2,792, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.97% of average daily net assets for the Initial Class shares and 1.22% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $43,819, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $5,028, which equated to 0.0166% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $157.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0314% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $51 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $24,806 and $13,433, respectively. The sales transactions resulted in net realized gains (losses) of $2,318.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $4,364,965 and $6,509,664, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	114,968	$2,532,167	326,604	$6,761,721
Service Class	50,005	1,098,784	170,893	3,542,376
	164,973	$3,630,951	497,497	$10,304,097
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	113,572	$2,332,764
Service Class	—	—	20,473	418,271
	—	$—	134,045	$2,751,035
Shares reacquired
Initial Class	(240,801)	$(5,327,970)	(445,086)	$(9,224,639)
Service Class	(60,741)	(1,325,906)	(106,876)	(2,204,143)
	(301,542)	$(6,653,876)	(551,962)	$(11,428,782)
Net change
Initial Class	(125,833)	$(2,795,803)	(4,910)	$(130,154)
Service Class	(10,736)	(227,122)	84,490	1,756,504
	(136,569)	$(3,022,925)	79,580	$1,626,350

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $189 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		639,548	4,785,722	(5,020,000)	405,270

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(54)	$42	$—	$3,004	$405,270

16

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Growth Series

MFS® Variable Insurance Trust

VEG-SEM

MFS® Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	6.3%
Microsoft Corp.	5.8%
Facebook, Inc., “A”	4.8%
Visa, Inc., “A”	4.3%
Adobe Systems, Inc.	4.2%
Alphabet, Inc., “A”	4.2%
MasterCard, Inc., “A”	3.5%
Netflix, Inc.	3.0%
Salesforce.com, Inc.	2.4%
Alphabet, Inc., “C”	2.4%

Equity sectors
Technology	30.1%
Health Care	11.8%
Financial Services	11.8%
Special Products & Services	11.0%
Leisure	10.1%
Retailing	9.4%
Industrial Goods & Services	4.4%
Consumer Staples	3.9%
Autos & Housing	2.7%
Transportation	1.9%
Utilities & Communications	1.4%
Energy	1.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.74%	$1,000.00	$1,122.90	$3.90
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
Service Class	Actual	0.99%	$1,000.00	$1,121.43	$5.21
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Aerospace – 0.6%
FLIR Systems, Inc.	80,558	$4,186,599
Honeywell International, Inc.	36,084	5,197,900

		$9,384,499

Alcoholic Beverages – 1.7%
Constellation Brands, Inc., “A”	116,691	$25,540,159
Pernod Ricard S.A.	25,735	4,200,337

		$29,740,496

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	280,125	$22,320,360

Biotechnology – 2.0%
Biogen, Inc. (a)	37,766	$10,961,204
Biomarin Pharmaceutical, Inc. (a)	41,478	3,907,228
Regeneron Pharmaceuticals, Inc. (a)	11,405	3,934,611
Vertex Pharmaceuticals, Inc. (a)	92,213	15,672,521

		$34,475,564

Broadcasting – 3.0%
Netflix, Inc. (a)	128,600	$50,337,898

Brokerage & Asset Managers – 2.4%
Blackstone Group LP	141,762	$4,560,484
Charles Schwab Corp.	381,372	19,488,109
Intercontinental Exchange, Inc.	238,586	17,548,000

		$41,596,593

Business Services – 9.5%
Cognizant Technology Solutions Corp., “A”	140,880	$11,128,111
CoStar Group, Inc. (a)	2,100	866,523
Fidelity National Information Services, Inc.	169,286	17,949,395
Fiserv, Inc. (a)	438,513	32,489,428
FleetCor Technologies, Inc. (a)	67,172	14,149,782
Global Payments, Inc.	146,463	16,329,160
MSCI, Inc.	52,350	8,660,260
PayPal Holdings, Inc. (a)	239,929	19,978,888
TransUnion	119,340	8,549,518
Verisk Analytics, Inc., “A” (a)	204,621	22,025,404
Worldpay, Inc. (a)	125,539	10,266,579

		$162,393,048

Cable TV – 0.7%
Comcast Corp., “A”	379,599	$12,454,643

Computer Software – 14.2%
Adobe Systems, Inc. (a)	290,379	$70,797,304
Intuit, Inc.	132,451	27,060,402
Microsoft Corp.	997,941	98,406,962
PTC, Inc. (a)	46,306	4,343,966
Salesforce.com, Inc. (a)	304,633	41,551,941

		$242,160,575

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.6%
Apple, Inc.	138,881	$25,708,262
Square, Inc., “A” (a)	29,055	1,790,950

		$27,499,212

Construction – 2.7%
Sherwin-Williams Co.	62,166	$25,336,997
Vulcan Materials Co.	165,355	21,340,716

		$46,677,713

Consumer Products – 1.3%
Colgate-Palmolive Co.	145,200	$9,410,412
Estee Lauder Cos., Inc., “A”	83,860	11,965,983

		$21,376,395

Consumer Services – 1.4%
Bookings Holdings, Inc. (a)	11,847	$24,014,935

Electrical Equipment – 2.7%
AMETEK, Inc.	183,420	$13,235,587
Amphenol Corp., “A”	154,462	13,461,364
Fortive Corp.	150,628	11,614,925
TE Connectivity Ltd.	87,732	7,901,144

		$46,213,020

Electronics – 2.3%
Analog Devices, Inc.	110,577	$10,606,546
NVIDIA Corp.	116,736	27,654,758

		$38,261,304

Energy – Independent – 1.0%
Concho Resources, Inc. (a)	39,002	$5,395,927
Pioneer Natural Resources Co.	57,550	10,890,762

		$16,286,689

Entertainment – 0.4%
Six Flags Entertainment Corp.	96,179	$6,737,339

Food & Beverages – 0.3%
Monster Worldwide, Inc. (a)	92,375	$5,293,088

Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	94,277	$7,462,967
Marriott International, Inc., “A”	118,751	15,033,877

		$22,496,844

General Merchandise – 0.4%
Dollar Tree, Inc. (a)	78,967	$6,712,195

Insurance – 1.1%
Aon PLC	139,565	$19,144,131

Internet – 12.1%
Alibaba Group Holding Ltd., ADR (a)	66,151	$12,272,995
Alphabet, Inc., “A” (a)	62,644	70,736,978
Alphabet, Inc., “C” (a)	36,635	40,871,838
Facebook, Inc., “A” (a)	420,020	81,618,287

		$205,500,098

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Leisure & Toys – 3.9%
Activision Blizzard, Inc.	440,159	$33,592,935
Electronic Arts, Inc. (a)	235,680	33,235,593

		$66,828,528

Machinery & Tools – 1.2%
Roper Technologies, Inc.	71,363	$19,689,765

Major Banks – 0.4%
Morgan Stanley	143,298	$6,792,325

Medical Equipment – 7.6%
Abbott Laboratories	214,949	$13,109,740
Danaher Corp.	302,706	29,871,028
Edwards Lifesciences Corp. (a)	88,851	12,934,040
Medtronic PLC	238,889	20,451,287
Stryker Corp.	88,208	14,894,803
Thermo Fisher Scientific, Inc.	183,513	38,012,883

		$129,273,781

Other Banks & Diversified Financials – 7.8%
Mastercard, Inc., “A”	304,196	$59,780,598
Visa, Inc., “A”	556,582	73,719,286

		$133,499,884

Pharmaceuticals – 2.2%
Bristol-Myers Squibb Co.	187,481	$10,375,199
Eli Lilly & Co.	61,976	5,288,412
Zoetis, Inc.	257,566	21,942,047

		$37,605,658

Railroad & Shipping – 1.9%
Canadian Pacific Railway Ltd.	78,040	$14,282,881
Union Pacific Corp.	127,955	18,128,664

		$32,411,545

Restaurants – 0.8%
Aramark	91,896	$3,409,342
Starbucks Corp.	195,765	9,563,120

		$12,972,462

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 7.7%
Amazon.com, Inc. (a)	63,158	$107,355,968
Costco Wholesale Corp.	36,671	7,663,506
Lululemon Athletica, Inc. (a)	36,233	4,523,690
Ross Stores, Inc.	144,307	12,230,018

		$131,773,182

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	166,302	$23,975,759

Tobacco – 0.6%
Philip Morris International, Inc.	125,740	$10,152,248

Total Common Stocks (Identified Cost, $785,097,969)		$1,696,051,776

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $11,522,851)	11,524,214	$11,524,214

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(3,834,454)

NET ASSETS – 100.0%		$1,703,741,536

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,524,214 and $1,696,051,776, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $785,097,969)	$1,696,051,776
Investments in affiliated issuers, at value (identified cost, $11,522,851)	11,524,214
Receivables for
Fund shares sold	534,443
Dividends	516,833
Other assets	3,173
Total assets	$1,708,630,439
Liabilities
Payables for
Fund shares reacquired	$4,608,247
Payable to affiliates
Investment adviser	99,608
Shareholder servicing costs	2,527
Distribution and/or service fees	6,363
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	172,146
Total liabilities	$4,888,903
Net assets	$1,703,741,536
Net assets consist of
Paid-in capital	$596,729,660
Unrealized appreciation (depreciation)	910,955,458
Accumulated net realized gain (loss)	194,913,198
Undistributed net investment income	1,143,220
Net assets	$1,703,741,536
Shares of beneficial interest outstanding	31,230,677

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,391,835,970	25,347,045	$54.91
Service Class	311,905,566	5,883,632	53.01

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$6,279,127
Dividends from affiliated issuers	125,326
Other	12,476
Income on securities loaned	163
Foreign taxes withheld	(10,898)
Total investment income	$6,406,194
Expenses
Management fee	$5,947,729
Distribution and/or service fees	376,852
Shareholder servicing costs	29,303
Administrative services fee	130,707
Independent Trustees’ compensation	15,087
Custodian fee	40,442
Shareholder communications	50,530
Audit and tax fees	29,152
Legal fees	8,204
Miscellaneous	24,432
Total expenses	$6,652,438
Reduction of expenses by investment adviser	(77,412)
Net expenses	$6,575,026
Net investment income (loss)	$(168,832)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$83,792,571
Affiliated issuers	737
Foreign currency	(11,890)
Net realized gain (loss)	$83,781,418
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$111,059,882
Affiliated issuers	1,363
Translation of assets and liabilities in foreign currencies	235
Net unrealized gain (loss)	$111,061,480
Net realized and unrealized gain (loss)	$194,842,898
Change in net assets from operations	$194,674,066

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(168,832)	$1,310,075
Net realized gain (loss)	83,781,418	113,103,757
Net unrealized gain (loss)	111,061,480	302,212,191
Change in net assets from operations	$194,674,066	$416,626,023
Distributions declared to shareholders
From net investment income	$—	$(1,319,086)
From net realized gain	—	(60,647,249)
Total distributions declared to shareholders	$—	$(61,966,335)
Change in net assets from fund share transactions	$(112,793,152)	$(148,489,901)
Total change in net assets	$81,880,914	$206,169,787
Net assets
At beginning of period	1,621,860,622	1,415,690,835
At end of period (including undistributed net investment income of $1,143,220 and $1,312,052, respectively)	$1,703,741,536	$1,621,860,622

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$48.90		$38.76	$40.17		$39.75	$39.07	$28.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.05	(c)	$0.03	$0.07	$0.04
Net realized and unrealized gain (loss)	6.00		11.95	1.01		2.73	3.33	10.53
Total from investment operations	$6.01		$12.01	$1.06		$2.76	$3.40	$10.57
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.02)		$(0.07)	$(0.04)	$(0.08)
From net realized gain	—		(1.82)	(2.45)		(2.27)	(2.68)	(0.25)
Total distributions declared to shareholders	$—		$(1.87)	$(2.47)		$(2.34)	$(2.72)	$(0.33)
Net asset value, end of period (x)	$54.91		$48.90	$38.76		$40.17	$39.75	$39.07
Total return (%) (k)(r)(s)(x)	12.29	(n)	31.40	2.44	(c)	7.56	8.94	36.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.76	0.75	(c)	0.76	0.76	0.77
Expenses after expense reductions (f)	0.74	(a)	0.75	0.74	(c)	0.75	0.76	0.77
Net investment income (loss)	0.02	(a)(l)	0.13	0.12	(c)	0.08	0.18	0.13
Portfolio turnover	9	(n)	14	24		31	36	43
Net assets at end of period (000 omitted)	$1,391,836		$1,332,128	$1,179,822		$1,273,204	$1,263,935	$1,308,361

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$47.27		$37.57	$39.09		$38.77	$38.22	$28.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.05)	$(0.05	)(c)	$(0.07)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	5.80		11.57	0.98		2.66	3.25	10.30
Total from investment operations	$5.74		$11.52	$0.93		$2.59	$3.23	$10.26
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$(0.04)
From net realized gain	—		(1.82)	(2.45)		(2.27)	(2.68)	(0.25)
Total distributions declared to shareholders	$—		$(1.82)	$(2.45)		$(2.27)	$(2.68)	$(0.29)
Net asset value, end of period (x)	$53.01		$47.27	$37.57		$39.09	$38.77	$38.22
Total return (%) (k)(r)(s)(x)	12.14	(n)	31.08	2.18	(c)	7.30	8.68	36.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.01	1.00	(c)	1.01	1.01	1.02
Expenses after expense reductions (f)	0.99	(a)	1.00	0.99	(c)	1.00	1.01	1.02
Net investment income (loss)	(0.23	)(a)(l)	(0.12)	(0.13	)(c)	(0.16)	(0.06)	(0.12)
Portfolio turnover	9	(n)	14	24		31	36	43
Net assets at end of period (000 omitted)	$311,906		$289,733	$235,869		$224,694	$279,063	$242,216

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,665,295,563	$—	$—	$1,665,295,563
Canada	14,282,881	—	—	14,282,881
China	12,272,995	—	—	12,272,995
France	—	4,200,337	—	4,200,337
Mutual Funds	11,524,214	—	—	11,524,214
Total	$1,703,375,653	$4,200,337	$—	$1,707,575,990

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,200,337 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$1,319,086
Long-term capital gains	60,647,249
Total distributions	$61,966,335

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$798,291,253
Gross appreciation	914,355,360
Gross depreciation	(5,070,623)
Net unrealized appreciation (depreciation)	$909,284,737

As of 12/31/17
Undistributed ordinary income	8,297,108
Undistributed long-term capital gain	105,817,157
Other temporary differences	53
Net unrealized appreciation (depreciation)	798,223,492

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,319,086	$—	$49,914,949
Service Class	—	—	—	10,732,300
Total	$—	$1,319,086	$—	$60,647,249

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $77,412, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $27,665, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $1,638.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,321 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $595,580 and $1,648,313, respectively. The sales transactions resulted in net realized gains (losses) of $327,338.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $12,225, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $155,799,154 and $258,265,671, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	847,618	$44,608,049	1,289,341	$57,742,031
Service Class	491,742	25,140,339	948,910	41,064,203
	1,339,360	$69,748,388	2,238,251	$98,806,234
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,128,290	$50,660,216
Service Class	—	—	247,060	10,732,300
	—	$—	1,375,350	$61,392,516
Shares reacquired
Initial Class	(2,742,166)	$(145,136,586)	(5,615,586)	$(250,538,627)
Service Class	(737,669)	(37,404,954)	(1,344,567)	(58,150,024)
	(3,479,835)	$(182,541,540)	(6,960,153)	$(308,688,651)
Net change
Initial Class	(1,894,548)	$(100,528,537)	(3,197,955)	$(142,136,380)
Service Class	(245,927)	(12,264,615)	(148,597)	(6,353,521)
	(2,140,475)	$(112,793,152)	(3,346,552)	$(148,489,901)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $5,016 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,611,165	105,325,831	(111,412,782)	11,524,214

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$737	$1,363	$—	$125,326	$11,524,214

16

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Investors Trust Series

MFS® Variable Insurance Trust

VGI-SEM

MFS® Investors Trust Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.6%
Alphabet, Inc., “A”	3.3%
Bank of America Corp.	3.1%
Visa, Inc., “A”	3.0%
Johnson & Johnson	2.7%
American Tower Corp., REIT	2.7%
Thermo Fisher Scientific, Inc.	2.3%
Danaher Corp.	2.3%
Medtronic PLC	2.2%
EOG Resources, Inc.	2.2%

Equity sectors
Financial Services	19.4%
Technology	16.0%
Health Care	15.0%
Consumer Staples	9.4%
Special Products & Services	8.1%
Retailing	6.5%
Industrial Goods & Services	6.2%
Utilities & Communications	4.7%
Leisure	4.5%
Energy	4.1%
Basic Materials	2.2%
Transportation	1.9%
Autos & Housing	1.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.79%	$1,000.00	$1,012.31	$3.94
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,011.12	$5.19
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 3.2%
Honeywell International, Inc.	74,108	$10,675,257
United Technologies Corp.	68,349	8,545,676

		$19,220,933

Alcoholic Beverages – 2.2%
Diageo PLC	148,361	$5,325,521
Pernod Ricard S.A.	48,486	7,913,640

		$13,239,161

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton SE	19,613	$6,519,729
NIKE, Inc., “B”	101,287	8,070,548

		$14,590,277

Biotechnology – 1.2%
Biogen, Inc. (a)	24,235	$7,033,966

Broadcasting – 0.6%
Walt Disney Co.	36,457	$3,821,058

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	5,797	$2,892,935
Blackstone Group LP	152,591	4,908,852
NASDAQ, Inc.	93,744	8,556,015

		$16,357,802

Business Services – 8.1%
Accenture PLC, “A”	67,601	$11,058,848
Amdocs Ltd.	81,583	5,399,979
Cognizant Technology Solutions Corp., “A”	152,730	12,064,143
DXC Technology Co.	98,074	7,905,745
Fidelity National Information Services, Inc.	115,084	12,202,356

		$48,631,071

Cable TV – 1.9%
Comcast Corp., “A”	348,529	$11,435,237

Chemicals – 0.9%
PPG Industries, Inc.	54,204	$5,622,581

Computer Software – 2.9%
Adobe Systems, Inc. (a)	30,680	$7,480,091
Microsoft Corp.	54,979	5,421,479
Perspecta, Inc.	49,037	1,007,710
Salesforce.com, Inc. (a)	25,506	3,479,019

		$17,388,299

Computer Software – Systems – 2.2%
Apple, Inc.	42,405	$7,849,589
Hewlett Packard Enterprise	368,072	5,377,532

		$13,227,121

Construction – 1.4%
Sherwin-Williams Co.	21,268	$8,668,199

Consumer Products – 4.2%
Colgate-Palmolive Co.	99,065	$6,420,402
Coty, Inc., “A”	242,097	3,413,568

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Estee Lauder Cos., Inc., “A”	24,900	$3,552,981
Kimberly-Clark Corp.	38,955	4,103,520
Newell Brands, Inc.	290,643	7,495,683

		$24,986,154

Containers – 1.3%
Crown Holdings, Inc. (a)	175,940	$7,875,074

Electrical Equipment – 2.5%
AMETEK, Inc.	83,743	$6,042,895
Fortive Corp.	58,223	4,489,575
TE Connectivity Ltd.	50,178	4,519,031

		$15,051,501

Electronics – 3.6%
Analog Devices, Inc.	40,037	$3,840,349
Broadcom, Inc.	32,017	7,768,605
Texas Instruments, Inc.	93,056	10,259,424

		$21,868,378

Energy – Independent – 2.2%
EOG Resources, Inc.	105,242	$13,095,262

Engineering – Construction – 0.5%
Fluor Corp.	67,097	$3,272,992

Food & Beverages – 3.0%
Danone S.A.	106,912	$7,837,378
Mondelez International, Inc.	251,303	10,303,423

		$18,140,801

General Merchandise – 0.6%
Dollar Tree, Inc. (a)	40,040	$3,403,400

Insurance – 1.1%
Chubb Ltd.	49,678	$6,310,100

Internet – 6.3%
Alphabet, Inc., “A” (a)	17,600	$19,873,744
Alphabet, Inc., “C” (a)	7,016	7,827,401
Facebook, Inc., “A” (a)	51,619	10,030,604

		$37,731,749

Major Banks – 9.5%
Bank of America Corp.	652,677	$18,398,965
Goldman Sachs Group, Inc.	42,755	9,430,470
JPMorgan Chase & Co.	209,352	21,814,479
Morgan Stanley	162,391	7,697,333

		$57,341,247

Medical & Health Technology & Services – 0.9%
McKesson Corp.	42,275	$5,639,485

Medical Equipment – 8.2%
Abbott Laboratories	90,504	$5,519,839
Danaher Corp.	137,618	13,580,144
Medtronic PLC	154,619	13,236,933

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Stryker Corp.	18,062	$3,049,949
Thermo Fisher Scientific, Inc.	65,809	13,631,676

		$49,018,541

Natural Gas – Pipeline – 1.5%
Enterprise Products Partners LP	335,444	$9,281,735

Network & Telecom – 1.0%
Cisco Systems, Inc.	132,517	$5,702,207

Oil Services – 1.9%
Schlumberger Ltd.	169,911	$11,389,134

Other Banks & Diversified Financials – 6.1%
Mastercard, Inc., “A”	61,388	$12,063,970
U.S. Bancorp	129,421	6,473,638
Visa, Inc., “A”	137,962	18,273,067

		$36,810,675

Pharmaceuticals – 4.7%
Eli Lilly & Co.	87,661	$7,480,113
Johnson & Johnson	131,810	15,993,826
Zoetis, Inc.	58,091	4,948,772

		$28,422,711

Railroad & Shipping – 1.9%
Canadian National Railway Co.	142,348	$11,636,949

Restaurants – 2.0%
Aramark	112,510	$4,174,121
Starbucks Corp.	158,086	7,722,501

		$11,896,622

Specialty Stores – 3.5%
Costco Wholesale Corp.	29,936	$6,256,025
Ross Stores, Inc.	87,202	7,390,370
Tractor Supply Co.	93,963	7,187,230

		$20,833,625

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 2.7%
American Tower Corp., REIT	110,715	$15,961,782

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	45,757	$3,168,672

Total Common Stocks (Identified Cost, $367,303,390)		$598,074,501

INVESTMENT COMPANIES (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $2,949,655)	2,950,199	$2,950,199

OTHER ASSETS, LESS LIABILITIES – 0.1%		381,101

NET ASSETS – 100.0%		$601,405,801

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,950,199 and $598,074,501, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $367,303,390)	$598,074,501
Investments in affiliated issuers, at value (identified cost, $2,949,655)	2,950,199
Cash	41,060
Foreign currency, at value (identified cost, $48)	48
Receivables for
Investments sold	604,789
Fund shares sold	226,762
Dividends	500,407
Other assets	1,284
Total assets	$602,399,050
Liabilities
Payables for
Investments purchased	$381,576
Fund shares reacquired	471,192
Payable to affiliates
Investment adviser	34,565
Shareholder servicing costs	930
Distribution and/or service fees	6,842
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	98,134
Total liabilities	$993,249
Net assets	$601,405,801
Net assets consist of
Paid-in capital	$312,478,526
Unrealized appreciation (depreciation)	230,771,846
Accumulated net realized gain (loss)	52,425,343
Undistributed net investment income	5,730,086
Net assets	$601,405,801
Shares of beneficial interest outstanding	19,911,249

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$267,194,639	8,778,866	$30.44
Service Class	334,211,162	11,132,383	30.02

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$4,827,520
Dividends from affiliated issuers	44,610
Other	3,660
Income on securities loaned	2,859
Foreign taxes withheld	(65,094)
Total investment income	$4,813,555
Expenses
Management fee	$2,253,385
Distribution and/or service fees	408,623
Shareholder servicing costs	19,996
Administrative services fee	50,010
Independent Trustees’ compensation	7,135
Custodian fee	16,363
Shareholder communications	27,599
Audit and tax fees	27,530
Legal fees	2,927
Miscellaneous	11,515
Total expenses	$2,825,083
Reduction of expenses by investment adviser	(39,480)
Net expenses	$2,785,603
Net investment income (loss)	$2,027,952
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$26,040,800
Affiliated issuers	1,018
Foreign currency	(1,305)
Net realized gain (loss)	$26,040,513
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,879,739)
Affiliated issuers	544
Translation of assets and liabilities in foreign currencies	(616)
Net unrealized gain (loss)	$(20,879,811)
Net realized and unrealized gain (loss)	$5,160,702
Change in net assets from operations	$7,188,654

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$2,027,952	$3,700,181
Net realized gain (loss)	26,040,513	27,187,081
Net unrealized gain (loss)	(20,879,811)	83,443,007
Change in net assets from operations	$7,188,654	$114,330,269
Distributions declared to shareholders
From net investment income	$—	$(3,539,049)
From net realized gain	—	(21,868,012)
Total distributions declared to shareholders	$—	$(25,407,061)
Change in net assets from fund share transactions	$(7,630,293)	$13,386,486
Total change in net assets	$(441,639)	$102,309,694
Net assets
At beginning of period	601,847,440	499,537,746
At end of period (including undistributed net investment income of $5,730,086 and $3,702,134, respectively)	$601,405,801	$601,847,440

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$30.07		$25.57	$26.58		$30.41	$29.95	$22.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.22	$0.23	(c)	$0.21	$0.26	$0.24
Net realized and unrealized gain (loss)	0.25		5.62	2.01		(0.42)	2.92	7.07
Total from investment operations	$0.37		$5.84	$2.24		$(0.21)	$3.18	$7.31
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.24)		$(0.28)	$(0.30)	$(0.29)
From net realized gain	—		(1.13)	(3.01)		(3.34)	(2.42)	—
Total distributions declared to shareholders	$—		$(1.34)	$(3.25)		$(3.62)	$(2.72)	$(0.29)
Net asset value, end of period (x)	$30.44		$30.07	$25.57		$26.58	$30.41	$29.95
Total return (%) (k)(r)(s)(x)	1.23	(n)	23.35	8.59	(c)	0.22	11.01	32.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.80	(c)	0.82	0.81	0.81
Expenses after expense reductions (f)	0.79	(a)	0.79	0.79	(c)	0.81	0.81	0.81
Net investment income (loss)	0.81	(a)	0.79	0.89	(c)	0.73	0.87	0.93
Portfolio turnover	10	(n)	18	20		17	25	19
Net assets at end of period (000 omitted)	$267,195		$283,237	$270,796		$293,203	$356,389	$405,682

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$29.69		$25.28	$26.30		$30.13	$29.72	$22.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.16	(c)	$0.14	$0.19	$0.18
Net realized and unrealized gain (loss)	0.25		5.55	1.98		(0.42)	2.88	7.02
Total from investment operations	$0.33		$5.70	$2.14		$(0.28)	$3.07	$7.20
Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.15)		$(0.21)	$(0.24)	$(0.26)
From net realized gain	—		(1.13)	(3.01)		(3.34)	(2.42)	—
Total distributions declared to shareholders	$—		$(1.29)	$(3.16)		$(3.55)	$(2.66)	$(0.26)
Net asset value, end of period (x)	$30.02		$29.69	$25.28		$26.30	$30.13	$29.72
Total return (%) (k)(r)(s)(x)	1.11	(n)	23.03	8.32	(c)	(0.05)	10.71	31.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.07	1.04	(c)	1.07	1.06	1.06
Expenses after expense reductions (f)	1.04	(a)	1.04	1.04	(c)	1.06	1.06	1.06
Net investment income (loss)	0.56	(a)	0.55	0.64	(c)	0.47	0.63	0.67
Portfolio turnover	10	(n)	18	20		17	25	19
Net assets at end of period (000 omitted)	$334,211		$318,611	$228,741		$193,116	$283,328	$234,723

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$558,841,283	$—	$—	$558,841,283
France	—	22,270,748	—	22,270,748
Canada	11,636,949	—	—	11,636,949
United Kingdom	—	5,325,521	—	5,325,521
Mutual Funds	2,950,199	—	—	2,950,199
Total	$573,428,431	$27,596,269	$—	$601,024,700

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $22,270,747 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$3,539,049
Long-term capital gains	21,868,012
Total distributions	$25,407,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$371,175,501
Gross appreciation	239,637,496
Gross depreciation	(9,788,297)
Net unrealized appreciation (depreciation)	$229,849,199

As of 12/31/17
Undistributed ordinary income	6,423,667
Undistributed long-term capital gain	24,181,382
Other temporary differences	405,178
Net unrealized appreciation (depreciation)	250,728,394

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$1,974,072	$—	$10,653,531
Service Class	—	1,564,977	—	11,214,481
Total	$—	$3,539,049	$—	$21,868,012

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $27,722, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $11,758, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $19,224, which equated to 0.0064% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $772.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $494 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $875,945. The sales transactions resulted in net realized gains (losses) of $311,935.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $3,558, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $59,339,178 and $63,786,912, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	243,057	$7,394,359	244,972	$6,896,023
Service Class	1,075,754	32,523,169	2,409,780	66,955,461
	1,318,811	$39,917,528	2,654,752	$73,851,484
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	460,022	$12,627,603
Service Class	—	—	471,045	12,779,458
	—	$—	931,067	$25,407,061
Shares reacquired
Initial Class	(884,321)	$(27,160,025)	(1,877,069)	$(52,500,859)
Service Class	(673,042)	(20,387,796)	(1,199,549)	(33,371,200)
	(1,557,363)	$(47,547,821)	(3,076,618)	$(85,872,059)
Net change
Initial Class	(641,264)	$(19,765,666)	(1,172,075)	$(32,977,233)
Service Class	402,712	12,135,373	1,681,276	46,363,719
	(238,552)	$(7,630,293)	509,201	$13,386,486

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,823 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		4,403,740	29,102,271	(30,555,812)	2,950,199

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,018	$544	$—	$44,610	$2,950,199

16

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

.

17

Semiannual Report

June 30, 2018

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

VMG-SEM

MFS® Mid Cap Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	3.0%
Netflix, Inc.	2.3%
PerkinElmer, Inc.	2.3%
Global Payments, Inc.	2.1%
AMETEK, Inc.	2.1%
Take-Two Interactive Software, Inc.	2.0%
Siteone Landscape Supply, Inc.	1.9%
NASDAQ, Inc.	1.9%
CoPart, Inc.	1.8%
Roper Technologies, Inc.	1.8%

Equity sectors
Special Products & Services	17.3%
Technology	16.6%
Leisure	12.4%
Industrial Goods & Services	12.4%
Health Care	11.5%
Autos & Housing	9.0%
Financial Services	7.0%
Retailing	4.6%
Consumer Staples	2.6%
Basic Materials	2.0%
Utilities & Communications	1.5%
Transportation	1.3%
Energy	1.2%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.80%	$1,000.00	$1,116.72	$4.20
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,115.68	$5.51
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.4%
Aerospace – 3.5%
Curtiss-Wright Corp.	12,759	$1,518,576
FLIR Systems, Inc.	82,770	4,301,557
Harris Corp.	40,171	5,806,316
Leidos Holdings, Inc.	20,175	1,190,325
TransDigm Group, Inc.	2,850	983,649

		$13,800,423

Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	19,953	$4,367,113

Automotive – 2.9%
CoPart, Inc. (a)	124,754	$7,056,086
WABCO Holdings, Inc. (a)	36,084	4,222,550

		$11,278,636

Biotechnology – 1.8%
Biomarin Pharmaceutical, Inc. (a)	38,092	$3,588,266
Bio-Techne Corp.	22,907	3,389,091

		$6,977,357

Broadcasting – 2.3%
Netflix, Inc. (a)	23,188	$9,076,479

Brokerage & Asset Managers – 4.1%
Apollo Global Management LLC, “A”	89,491	$2,852,078
E*TRADE Financial Corp. (a)	95,321	5,829,833
NASDAQ, Inc.	82,519	7,531,509

		$16,213,420

Business Services – 14.3%
CoStar Group, Inc. (a)	9,844	$4,061,930
Fidelity National Information Services, Inc.	39,006	4,135,806
Fiserv, Inc. (a)	85,832	6,359,293
FleetCor Technologies, Inc. (a)	19,399	4,086,399
Global Payments, Inc.	73,295	8,171,659
MSCI, Inc.	28,841	4,771,167
Total System Services, Inc.	27,033	2,284,829
TransUnion	93,845	6,723,056
Tyler Technologies, Inc. (a)	15,552	3,454,099
Verisk Analytics, Inc., “A” (a)	62,304	6,706,403
Worldpay, Inc. (a)	64,644	5,286,586

		$56,041,227

Chemicals – 0.8%
Ingevity Corp. (a)	36,809	$2,976,376

Computer Software – 4.9%
Autodesk, Inc. (a)	47,133	$6,178,665
Cadence Design Systems, Inc. (a)	143,284	6,205,630
PTC, Inc. (a)	67,901	6,369,793
Ultimate Software Group, Inc. (a)	1,457	374,900

		$19,128,988

Computer Software – Systems – 5.6%
Constellation Software, Inc.	2,119	$1,643,347
Guidewire Software, Inc. (a)	30,946	2,747,386

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
NICE Systems Ltd., ADR (a)	32,664	$3,389,543
Pluralsight, Inc., “A” (a)	16,296	398,437
ServiceNow, Inc. (a)	27,182	4,688,080
Square, Inc., “A” (a)	38,307	2,361,243
SS&C Technologies Holdings, Inc.	130,461	6,770,926

		$21,998,962

Construction – 6.1%
Armstrong World Industries, Inc. (a)	33,150	$2,095,080
Lennox International, Inc.	20,719	4,146,908
Pool Corp.	31,783	4,815,124
Siteone Landscape Supply, Inc. (a)	90,395	7,590,468
Vulcan Materials Co.	42,030	5,424,392

		$24,071,972

Consumer Products – 0.5%
Scotts Miracle-Gro Co.	23,097	$1,920,747

Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc. (a)	114,087	$11,696,199

Containers – 0.6%
CCL Industries, Inc.	50,080	$2,455,145

Electrical Equipment – 5.7%
AMETEK, Inc.	111,797	$8,067,272
Amphenol Corp., “A”	63,587	5,541,607
Littlefuse, Inc.	19,803	4,518,649
Mettler-Toledo International, Inc. (a)	7,688	4,448,507

		$22,576,035

Electronics – 4.2%
Monolithic Power Systems, Inc.	46,116	$6,164,326
NVIDIA Corp.	22,799	5,401,083
Silicon Laboratories, Inc. (a)	50,220	5,001,912

		$16,567,321

Energy – Independent – 1.2%
Energen Corp. (a)	27,712	$2,017,988
Parsley Energy, Inc., “A” (a)	50,354	1,524,719
RSP Permian, Inc. (a)	28,739	1,265,091

		$4,807,798

Entertainment – 1.3%
Six Flags Entertainment Corp.	72,296	$5,064,335

Food & Beverages – 1.0%
Chr. Hansen Holding A.S.	33,228	$3,069,708
Monster Worldwide, Inc. (a)	11,820	677,286

		$3,746,994

Gaming & Lodging – 2.7%
MGM Mirage	135,296	$3,927,643
Paddy Power Betfair PLC	13,904	1,523,034
Vail Resorts, Inc.	18,114	4,966,678

		$10,417,355

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 1.8%
Dollar Tree, Inc. (a)	27,718	$2,356,030
Five Below, Inc. (a)	47,943	4,684,511

		$7,040,541

Insurance – 1.1%
Aon PLC	30,361	$4,164,618

Internet – 1.9%
IAC/InterActiveCorp (a)	9,422	$1,436,761
LogMeIn, Inc.	37,357	3,857,110
Match Group, Inc. (a)	22,559	873,936
Wix.com Ltd. (a)	13,961	1,400,288

		$7,568,095

Leisure & Toys – 3.7%
Electronic Arts, Inc. (a)	48,253	$6,804,638
Take-Two Interactive Software, Inc. (a)	66,162	7,830,934

		$14,635,572

Machinery & Tools – 2.6%
Gardner Denver Holdings, Inc. (a)	54,793	$1,610,366
Roper Technologies, Inc.	25,461	7,024,945
SPX FLOW, Inc. (a)	8,978	392,967
Xylem, Inc.	19,316	1,301,512

		$10,329,790

Medical & Health Technology & Services – 1.1%
Henry Schein, Inc. (a)	14,246	$1,034,829
ICON PLC (a)	24,752	3,280,383

		$4,315,212

Medical Equipment – 8.7%
Abiomed, Inc. (a)	3,807	$1,557,253
Align Technology, Inc. (a)	15,722	5,379,125
Cooper Cos., Inc.	14,630	3,444,634
DexCom, Inc. (a)	14,788	1,404,564
Edwards Lifesciences Corp. (a)	21,265	3,095,546
Integra LifeSciences Holdings Corp. (a)	10,912	702,842
Nevro Corp. (a)	10,122	808,242
PerkinElmer, Inc.	121,522	8,899,056
QIAGEN N.V. (a)	71,201	2,574,628
Steris PLC	58,311	6,123,238

		$33,989,128

Other Banks & Diversified Financials – 0.7%
First Republic Bank	28,655	$2,773,517

Pollution Control – 0.4%
Clean Harbors, Inc. (a)	31,696	$1,760,713

Printing & Publishing – 1.1%
IHS Markit Ltd. (a)	82,567	$4,259,632

Railroad & Shipping – 1.3%
Kansas City Southern Co.	49,313	$5,225,205

Real Estate – 1.1%
Extra Space Storage, Inc., REIT	44,887	$4,480,171

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.3%
Aramark	50,794	$1,884,457
Domino’s Pizza, Inc.	6,165	1,739,578
Dunkin Brands Group, Inc.	22,110	1,527,138

		$5,151,173

Retailers – 0.2%
BJ’s Wholesale Club Holdings, Inc. (a)	31,689	$749,445

Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	84,647	$2,565,651

Specialty Stores – 2.6%
Lululemon Athletica, Inc. (a)	23,707	$2,959,819
O’Reilly Automotive, Inc. (a)	8,320	2,276,102
Ross Stores, Inc.	31,933	2,706,322
Tractor Supply Co.	29,213	2,234,502

		$10,176,745

Telecommunications – Wireless – 1.5%
SBA Communications Corp., REIT (a)	35,439	$5,851,688

Total Common Stocks (Identified Cost, $233,140,340)		$390,219,778

INVESTMENT COMPANIES (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $2,092,563)	2,092,781	$2,092,781

OTHER ASSETS, LESS LIABILITIES – 0.1%		242,935

NET ASSETS – 100.0%		$392,555,494

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,092,781 and $390,219,778, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $233,140,340)	$390,219,778
Investments in affiliated issuers, at value (identified cost, $2,092,563)	2,092,781
Foreign currency, at value (identified cost, $4,239)	4,278
Receivables for
Investments sold	602,220
Fund shares sold	176,284
Dividends	158,834
Other assets	914
Total assets	$393,255,089
Liabilities
Payables for
Investments purchased	$538,713
Fund shares reacquired	66,972
Payable to affiliates
Investment adviser	24,303
Shareholder servicing costs	1,117
Distribution and/or service fees	2,130
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	66,347
Total liabilities	$699,595
Net assets	$392,555,494
Net assets consist of
Paid-in capital	$149,042,426
Unrealized appreciation (depreciation)	157,082,002
Accumulated net realized gain (loss)	86,907,536
Accumulated net investment loss	(476,470)
Net assets	$392,555,494
Shares of beneficial interest outstanding	37,544,759

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$288,313,349	27,147,889	$10.62
Service Class	104,242,145	10,396,870	10.03

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$1,192,184
Dividends from affiliated issuers	38,194
Income on securities loaned	6,621
Other	3,960
Foreign taxes withheld	(6,800)
Total investment income	$1,234,159
Expenses
Management fee	$1,488,065
Distribution and/or service fees	128,184
Shareholder servicing costs	8,774
Administrative services fee	34,691
Independent Trustees’ compensation	4,282
Custodian fee	12,080
Shareholder communications	12,884
Audit and tax fees	28,234
Legal fees	2,099
Miscellaneous	9,629
Total expenses	$1,728,922
Reduction of expenses by investment adviser	(18,293)
Net expenses	$1,710,629
Net investment income (loss)	$(476,470)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$26,631,249
Affiliated issuers	157
Foreign currency	(2,260)
Net realized gain (loss)	$26,629,146
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$18,671,453
Affiliated issuers	502
Translation of assets and liabilities in foreign currencies	(1,052)
Net unrealized gain (loss)	$18,670,903
Net realized and unrealized gain (loss)	$45,300,049
Change in net assets from operations	$44,823,579

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(476,470)	$(841,076)
Net realized gain (loss)	26,629,146	61,605,001
Net unrealized gain (loss)	18,670,903	32,828,737
Change in net assets from operations	$44,823,579	$93,592,662
Distributions declared to shareholders
From net investment income	$—	$(359,051)
From net realized gain	—	(23,073,331)
Total distributions declared to shareholders	$—	$(23,432,382)
Change in net assets from fund share transactions	$(49,782,908)	$(54,399,962)
Total change in net assets	$(4,959,329)	$15,760,318
Net assets
At beginning of period	397,514,823	381,754,505
At end of period (including accumulated net investment loss of $476,470 and $0, respectively)	$392,555,494	$397,514,823

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$9.51		$7.96	$8.21		$8.76	$9.00	$6.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$0.01	(c)	$(0.03)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.12		2.11	0.41		0.39	0.80	2.49
Total from investment operations	$1.11		$2.10	$0.42		$0.36	$0.77	$2.47
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—		$—	$—	$—
From net realized gain	—		(0.54)	(0.67)		(0.91)	(1.01)	(0.03)
Total distributions declared to shareholders	$—		$(0.55)	$(0.67)		$(0.91)	$(1.01)	$(0.03)
Net asset value, end of period (x)	$10.62		$9.51	$7.96		$8.21	$8.76	$9.00
Total return (%) (k)(r)(s)(x)	11.67	(n)	27.00	4.91	(c)	4.61	8.86	37.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.75	(c)	0.81	0.81	0.81
Expenses after expense reductions (f)	0.80	(a)	0.80	0.74	(c)	0.80	0.80	0.81
Net investment income (loss)	(0.18	)(a)	(0.15)	0.15	(c)	(0.33)	(0.34)	(0.26)
Portfolio turnover	12	(n)	32	37		37	49	62
Net assets at end of period (000 omitted)	$288,313		$297,463	$294,226		$324,754	$363,788	$393,212

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$8.99		$7.56	$7.85		$8.43	$8.72	$6.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.01	)(c)	$(0.05)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	1.06		2.00	0.39		0.38	0.77	2.41
Total from investment operations	$1.04		$1.97	$0.38		$0.33	$0.72	$2.37
Less distributions declared to shareholders
From net realized gain	$—		$(0.54)	$(0.67)		$(0.91)	$(1.01)	$(0.03)
Net asset value, end of period (x)	$10.03		$8.99	$7.56		$7.85	$8.43	$8.72
Total return (%) (k)(r)(s)(x)	11.57	(n)	26.68	4.62	(c)	4.43	8.56	37.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	0.99	(c)	1.06	1.06	1.06
Expenses after expense reductions (f)	1.05	(a)	1.05	0.99	(c)	1.05	1.05	1.06
Net investment income (loss)	(0.42	)(a)	(0.40)	(0.08	)(c)	(0.57)	(0.59)	(0.51)
Portfolio turnover	12	(n)	32	37		37	49	62
Net assets at end of period (000 omitted)	$104,242		$100,052	$87,529		$87,008	$88,899	$90,854

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$390,219,778	$—	$—	$390,219,778
Mutual Funds	2,092,781	—	—	2,092,781
Total	$392,312,559	$—	$—	$392,312,559

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$359,051
Long-term capital gains	23,073,331
Total distributions	$23,432,382

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$235,494,219
Gross appreciation	157,378,698
Gross depreciation	(560,358)
Net unrealized appreciation (depreciation)	$156,818,340

As of 12/31/17
Undistributed ordinary income	2,183,155
Undistributed long-term capital gain	58,356,551
Other temporary differences	3,398
Net unrealized appreciation (depreciation)	138,146,385

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$359,051	$—	$17,194,955
Service Class	—	—	—	5,878,376
Total	$—	$359,051	$—	$23,073,331

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $18,293, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $8,260, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $514.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $307 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $26,232. The sales transactions resulted in net realized gains (losses) of $5,162.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $3,886, which is included in “Other” income in the Statement of Operations.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $46,608,399 and $96,015,174, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	417,583	$4,259,369	578,628	$5,199,865
Service Class	1,172,088	11,244,011	1,548,469	13,031,084
	1,589,671	$15,503,380	2,127,097	$18,230,949
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,983,725	$17,357,596
Service Class	—	—	710,807	5,878,376
	—	$—	2,694,532	$23,235,972
Shares reacquired
Initial Class	(4,560,836)	$(46,868,082)	(8,213,691)	$(73,119,437)
Service Class	(1,909,791)	(18,418,206)	(2,697,265)	(22,747,446)
	(6,470,627)	$(65,286,288)	(10,910,956)	$(95,866,883)
Net change
Initial Class	(4,143,253)	$(42,608,713)	(5,651,338)	$(50,561,976)
Service Class	(737,703)	(7,174,195)	(437,989)	(3,837,986)
	(4,880,956)	$(49,782,908)	(6,089,327)	$(54,399,962)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 28%, 9%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,193 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		3,538,996	46,380,880	(47,827,095)	2,092,781

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$157	$502	$—	$38,194	$2,092,781

15

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® New Discovery Series

MFS® Variable Insurance Trust

VND-SEM

MFS® New Discovery Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
U.S. Foods Holding Corp.	1.9%
Performance Food Group Co.	1.7%
Berry Global Group, Inc.	1.6%
Bright Horizons Family Solutions, Inc.	1.6%
ICON PLC	1.6%
LogMeIn, Inc.	1.6%
Steris PLC	1.4%
RPM International, Inc.	1.4%
CACI International, Inc., “A”	1.3%
KAR Auction Services, Inc.	1.3%

Equity sectors
Health Care	24.8%
Technology	23.8%
Industrial Goods & Services	10.5%
Basic Materials	8.1%
Special Products & Services	8.1%
Autos & Housing	8.1%
Financial Services	7.5%
Leisure	5.0%
Energy	0.7%
Consumer Staples	0.5%
Transportation	0.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.94%	$1,000.00	$1,143.78	$5.00
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,142.17	$6.32
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.4%
Aerospace – 3.5%
CACI International, Inc., “A” (a)	61,989	$10,448,246
Curtiss-Wright Corp.	73,687	8,770,227
FLIR Systems, Inc.	167,050	8,681,588

		$27,900,061

Automotive – 3.9%
Hella KGaA Hueck & Co.	91,492	$5,128,529
KAR Auction Services, Inc.	188,085	10,307,058
Stoneridge, Inc. (a)	174,905	6,146,162
WABCO Holdings, Inc. (a)	79,857	9,344,866

		$30,926,615

Biotechnology – 5.5%
Aimmune Therapeutics, Inc. (a)	100,001	$2,689,027
Alder Biopharmaceuticals, Inc. (a)	283,144	4,473,675
Amicus Therapeutics, Inc. (a)	300,900	4,700,058
Bio-Techne Corp.	39,168	5,794,906
Exact Sciences Corp. (a)	64,842	3,876,903
Forty Seven, Inc. (a)	124,626	1,994,016
Immunomedics, Inc. (a)	216,556	5,125,881
MiMedx Group, Inc. (a)(l)	217,293	1,388,502
Morphosys AG, ADR (a)	147,671	4,480,338
Neurocrine Biosciences, Inc. (a)	36,396	3,575,543
Spark Therapeutics, Inc. (a)	48,274	3,995,156
Tesaro, Inc. (a)	30,101	1,338,592

		$43,432,597

Brokerage & Asset Managers – 2.0%
Hamilton Lane, Inc.,“A”	97,448	$4,674,580
TMX Group Ltd.	81,025	5,311,478
WisdomTree Investments, Inc.	622,384	5,651,247

		$15,637,305

Business Services – 4.9%
CoStar Group, Inc. (a)	9,055	$3,736,365
EVO Payments, Inc., “A” (a)	304,898	6,274,801
Global Payments, Inc.	64,997	7,246,515
WNS (Holdings) Ltd., ADR (a)	165,967	8,660,158
Yext, Inc. (a)(l)	297,329	5,750,343
Zendesk, Inc. (a)	132,849	7,238,942

		$38,907,124

Chemicals – 1.2%
Ingevity Corp. (a)	119,411	$9,655,573

Computer Software – 5.7%
8x8, Inc. (a)	329,922	$6,614,936
Cadence Design Systems, Inc. (a)	133,824	5,795,917
Everbridge, Inc. (a)	121,945	5,782,632
Okta, Inc. (a)	61,807	3,113,219
Paylocity Holding Corp. (a)	117,525	6,917,522
RingCentral, Inc. (a)	78,206	5,501,792
Twilio, Inc., “A” (a)	97,159	5,442,847

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
Ultimate Software Group, Inc. (a)	21,123	$5,435,159

		$44,604,024

Computer Software – Systems – 9.1%
Box, Inc. (a)	263,514	$6,585,215
Five9, Inc. (a)	169,502	5,859,684
ForeScout Tech, Inc. (a)	189,912	6,506,385
Kinaxis, Inc. (a)	48,775	3,283,450
New Relic, Inc. (a)	38,914	3,914,359
NICE Systems Ltd., ADR (a)	96,133	9,975,722
Pluralsight, Inc., “A” (a)	157,813	3,858,528
Proofpoint, Inc. (a)	43,098	4,969,630
Q2 Holdings, Inc. (a)	116,820	6,664,581
Rapid7, Inc. (a)	226,008	6,377,946
RealPage, Inc (a)	83,001	4,573,355
SS&C Technologies Holdings, Inc.	169,380	8,790,822

		$71,359,677

Construction – 4.2%
Foundation Building Materials, Inc. (a)	411,785	$6,333,254
GMS, Inc. (a)	256,614	6,951,673
Lennox International, Inc.	34,075	6,820,111
Siteone Landscape Supply, Inc. (a)	35,896	3,014,187
Summit Materials, Inc., “A” (a)	366,657	9,624,746

		$32,743,971

Consumer Products – 0.5%
e.l.f. Beauty, Inc. (a)(l)	280,855	$4,280,230

Consumer Services – 2.3%
51job, Inc., ADR (a)	54,663	$5,337,295
Bright Horizons Family Solutions, Inc. (a)	124,173	12,730,216

		$18,067,511

Containers – 1.7%
Berry Global Group, Inc. (a)	282,471	$12,976,718

Electrical Equipment – 2.6%
CTS Corp.	200,603	$7,221,708
Littlefuse, Inc.	44,472	10,147,621
WESCO International, Inc. (a)	52,756	3,012,368

		$20,381,697

Electronics – 4.9%
Brooks Automation, Inc.	239,926	$7,826,386
Inphi Corp. (a)(l)	216,229	7,051,228
MACOM Technology Solutions Holdings,
Inc. (a)(l)	120,135	2,767,910
Monolithic Power Systems, Inc.	64,923	8,678,258
nLight, Inc. (a)	87,596	2,895,924
Silicon Laboratories, Inc. (a)	97,937	9,754,525

		$38,974,231

Entertainment – 0.9%
Live Nation, Inc. (a)	141,946	$6,894,317

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Forest & Paper Products – 0.5%
Trex Co., Inc. (a)	64,732	$4,051,576

Internet – 2.5%
LogMeIn, Inc.	118,893	$12,275,702
MINDBODY, Inc., “A” (a)	191,402	7,388,117

		$19,663,819

Machinery & Tools – 2.9%
Gardner Denver Holdings, Inc. (a)	179,453	$5,274,124
Gates Industrial Corp. PLC (a)	461,238	7,504,342
Lincoln Electric Holdings, Inc.	51,604	4,528,767
Ritchie Bros. Auctioneers, Inc.	161,651	5,515,532

		$22,822,765

Medical & Health Technology & Services – 7.2%
Capital Senior Living Corp. (a)	245,256	$2,616,882
Charles River Laboratories International, Inc. (a)	77,502	8,700,375
ICON PLC (a)	93,231	12,355,904
Medidata Solutions, Inc. (a)	111,141	8,953,519
Neuronetics, Inc. (a)	38,361	1,020,786
OptiNose, Inc. (a)	274,435	7,678,691
Syneos Health, Inc. (a)	189,265	8,876,528
Teladoc, Inc. (a)(l)	118,574	6,883,221

		$57,085,906

Medical Equipment – 10.2%
DexCom, Inc. (a)	32,655	$3,101,572
Inspire Medical Systems, Inc. (a)	47,965	1,710,432
iRhythm Technologies, Inc. (a)	45,863	3,720,865
Masimo Corp. (a)	85,544	8,353,372
Merit Medical Systems, Inc. (a)	121,397	6,215,526
Mesa Laboratories, Inc.	21,844	4,610,832
Nevro Corp. (a)	79,021	6,309,827
NuVasive, Inc. (a)	110,593	5,764,107
PerkinElmer, Inc.	124,461	9,114,279
Quidel Corp. (a)	125,255	8,329,457
Steris PLC	107,505	11,289,100
Tactile Systems Technology, Inc. (a)	92,596	4,814,992
West Pharmaceutical Services, Inc.	72,688	7,217,192

		$80,551,553

Network & Telecom – 1.7%
Interxion Holding N.V. (a)	119,339	$7,449,141
Switch, Inc. (l)	486,655	5,922,591

		$13,371,732

Oil Services – 0.7%
Liberty Oilfield Services, Inc. (a)(l)	277,872	$5,201,764

Other Banks & Diversified Financials – 3.2%
Bank of the Ozarks, Inc.	164,112	$7,391,604
Pinnacle Financial Partners, Inc.	111,331	6,830,157
Preferred Bank	56,463	3,470,216
Wintrust Financial Corp.	87,701	7,634,372

		$25,326,349

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 1.8%
Aratana Therapeutics, Inc. (a)	530,568	$2,254,914
Collegium Pharmaceutical, Inc. (a)	163,786	3,906,296
PetIQ, Inc. (a)(l)	221,795	5,957,414
Tricida, Inc. (a)	77,105	2,305,439

		$14,424,063

Pollution Control – 1.4%
Clean Harbors, Inc. (a)	73,449	$4,080,092
Evoqua Water TechnologiesLLC (a)	353,080	7,238,140

		$11,318,232

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	624,779	$2,455,381

Real Estate – 2.3%
Big Yellow Group PLC, REIT	351,134	$4,418,607
Life Storage, Inc., REIT	42,006	4,087,604
STAG Industrial, Inc., REIT	359,240	9,782,105

		$18,288,316

Restaurants – 4.1%
Dave & Buster’s, Inc. (a)	72,829	$3,466,661
Performance Food Group Co. (a)	373,977	13,724,956
U.S. Foods Holding Corp. (a)	399,121	15,094,756

		$32,286,373

Special Products & Services – 0.9%
Boyd Group Income Fund, IEU	77,589	$6,917,588

Specialty Chemicals – 4.8%
Axalta Coating Systems Ltd. (a)	157,229	$4,765,611
Ferro Corp. (a)	388,760	8,105,646
Ferroglobe PLC	463,018	3,968,064
RPM International, Inc.	186,145	10,855,977
Univar, Inc. (a)	376,093	9,868,680

		$37,563,978

Total Common Stocks (Identified Cost, $582,143,532)		$768,071,046

INVESTMENT COMPANIES (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $24,302,207)	24,305,747	$24,305,747

COLLATERAL FOR SECURITIES LOANED – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $7,531,724)	7,531,724	$7,531,724

OTHER ASSETS, LESS LIABILITIES – (1.5)%		(11,473,858)

NET ASSETS – 100.0%		$788,434,659

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $24,305,747 and $775,602,770, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $9,509,225 of securities on loan (identified cost, $589,675,256)	$775,602,770
Investments in affiliated issuers, at value (identified cost, $24,302,207)	24,305,747
Receivables for
Investments sold	1,751,081
Fund shares sold	191,443
Interest and dividends	293,959
Other assets	1,517
Total assets	$802,146,517
Liabilities
Payables for
Investments purchased	$5,295,821
Fund shares reacquired	691,090
Collateral for securities loaned, at value (c)	7,531,724
Payable to affiliates
Investment adviser	52,501
Shareholder servicing costs	2,377
Distribution and/or service fees	9,175
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	129,156
Total liabilities	$13,711,858
Net assets	$788,434,659
Net assets consist of
Paid-in capital	$423,928,583
Unrealized appreciation (depreciation)	185,930,405
Accumulated net realized gain (loss)	180,721,974
Accumulated net investment loss	(2,146,303)
Net assets	$788,434,659
Shares of beneficial interest outstanding	35,933,039

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$339,223,444	14,756,295	$22.99
Service Class	449,211,215	21,176,744	21.21

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$1,565,767
Income on securities loaned	233,249
Dividends from affiliated issuers	147,292
Other	39,850
Foreign taxes withheld	(27,647)
Total investment income	$1,958,511
Expenses
Management fee	$3,406,899
Distribution and/or service fees	543,595
Shareholder servicing costs	21,936
Administrative services fee	61,636
Independent Trustees’ compensation	7,287
Custodian fee	19,844
Shareholder communications	50,612
Audit and tax fees	28,616
Legal fees	3,742
Miscellaneous	13,252
Total expenses	$4,157,419
Reduction of expenses by investment adviser	(52,605)
Net expenses	$4,104,814
Net investment income (loss)	$(2,146,303)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$81,035,327
Affiliated issuers	(2,072)
Foreign currency	(3,499)
Net realized gain (loss)	$81,029,756
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$22,986,848
Affiliated issuers	3,540
Translation of assets and liabilities in foreign currencies	(1,318)
Net unrealized gain (loss)	$22,989,070
Net realized and unrealized gain (loss)	$104,018,826
Change in net assets from operations	$101,872,523

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18 (unaudited)	Year ended 12/31/17
Change in net assets
From operations
Net investment income (loss)	$(2,146,303)	$(3,599,793)
Net realized gain (loss)	81,029,756	108,810,965
Net unrealized gain (loss)	22,989,070	60,497,200
Change in net assets from operations	$101,872,523	$165,708,372
Distributions declared to shareholders
From net realized gain	$—	$(13,954,284)
Change in net assets from fund share transactions	$(63,283,900)	$(75,159,923)
Total change in net assets	$38,588,623	$76,594,165
Net assets
At beginning of period	749,846,036	673,251,871
At end of period (including accumulated net investment loss of $2,146,303 and $0, respectively)	$788,434,659	$749,846,036

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$20.10		$16.18	$15.49		$16.32	$22.07	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.07)	$0.00	(c)(w)	$(0.08)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss)	2.94		4.34	1.40		(0.22)	(1.42)	6.59
Total from investment operations	$2.89		$4.27	$1.40		$(0.30)	$(1.51)	$6.51
Less distributions declared to shareholders
From net realized gain	$—		$(0.35)	$(0.71)		$(0.53)	$(4.24)	$(0.16)
Net asset value, end of period (x)	$22.99		$20.10	$16.18		$15.49	$16.32	$22.07
Total return (%) (k)(r)(s)(x)	14.38	(n)	26.65	9.05	(c)	(1.89)	(7.26)	41.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97	0.94	(c)	0.96	0.96	0.96
Expenses after expense reductions (f)	0.94	(a)	0.94	0.92	(c)	0.94	0.95	0.96
Net investment income (loss)	(0.42	)(a)	(0.37)	0.02	(c)	(0.48)	(0.46)	(0.44)
Portfolio turnover	36	(n)	58	63		60	96	104
Net assets at end of period (000 omitted)	$339,223		$316,949	$292,368		$312,151	$391,474	$424,432

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$18.57		$15.01	$14.45		$15.30	$21.02	$15.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.10)	$(0.03	)(c)	$(0.11)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	2.71		4.01	1.30		(0.21)	(1.35)	6.29
Total from investment operations	$2.64		$3.91	$1.27		$(0.32)	$(1.48)	$6.17
Less distributions declared to shareholders
From net realized gain	$—		$(0.35)	$(0.71)		$(0.53)	$(4.24)	$(0.16)
Net asset value, end of period (x)	$21.21		$18.57	$15.01		$14.45	$15.30	$21.02
Total return (%) (k)(r)(s)(x)	14.22	(n)	26.33	8.80	(c)	(2.15)	(7.49)	41.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.22	1.19	(c)	1.21	1.21	1.21
Expenses after expense reductions (f)	1.19	(a)	1.19	1.17	(c)	1.19	1.20	1.21
Net investment income (loss)	(0.67	)(a)	(0.62)	(0.23	)(c)	(0.73)	(0.72)	(0.69)
Portfolio turnover	36	(n)	58	63		60	96	104
Net assets at end of period (000 omitted)	$449,211		$432,897	$380,884		$388,966	$469,245	$578,617

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$768,071,046	$—	$—	$768,071,046
Mutual Funds	31,837,471	—	—	31,837,471
Total	$799,908,517	$—	$—	$799,908,517

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $9,509,225. The fair value of the fund’s investment securities on loan and a related liability of $7,531,724 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,193,101. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Long-term capital gains	$13,954,284

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$616,428,753
Gross appreciation	207,721,901
Gross depreciation	(24,242,137)
Net unrealized appreciation (depreciation)	$183,479,764

As of 12/31/17
Undistributed ordinary income	25,676,810
Undistributed long-term capital gain	76,371,578
Other temporary differences	669
Net unrealized appreciation (depreciation)	160,584,496

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$5,706,619
Service Class	—	8,247,665
Total	$—	$13,954,284

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $34,916, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $17,689, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $20,277, which equated to 0.0054% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $1,659.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $580 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $39,729, which is included in “Other” income in the Statement of Operations.

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $269,129,795 and $314,878,198, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	691,661	$15,211,082	746,552	$13,550,721
Service Class	1,213,661	24,316,233	2,240,266	38,316,297
	1,905,322	$39,527,315	2,986,818	$51,867,018
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	319,520	$5,706,619
Service Class	—	—	499,253	8,247,665
	—	$—	818,773	$13,954,284
Shares reacquired
Initial Class	(1,706,804)	$(36,470,177)	(3,363,460)	$(60,765,597)
Service Class	(3,352,398)	(66,341,038)	(4,799,158)	(80,215,628)
	(5,059,202)	$(102,811,215)	(8,162,618)	$(140,981,225)
Net change
Initial Class	(1,015,143)	$(21,259,095)	(2,297,388)	$(41,508,257)
Service Class	(2,138,737)	(42,024,805)	(2,059,639)	(33,651,666)
	(3,153,880)	$(63,283,900)	(4,357,027)	$(75,159,923)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 3% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $2,210 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		34,472,065	131,027,975	(141,194,293)	24,305,747

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,072)	$3,540	$—	$147,292	$24,305,747

17

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2018

MFS® Total Return Bond Series

MFS® Variable Insurance Trust

VFB-SEM

MFS® Total Return Bond Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Total Return Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.3%
U.S. Treasury Securities	20.9%
Mortgage-Backed Securities	16.8%
Commercial Mortgage-Backed Securities	9.3%
Collateralized Debt Obligations	6.2%
High Yield Corporates	4.9%
Asset-Backed Securities	3.6%
U.S. Government Agencies	2.0%
Municipal Bonds	1.5%
Emerging Markets Bonds	1.1%
Residential Mortgage-Backed Securities	0.5%

Composition including fixed income credit quality (a)(i)
AAA	12.5%
AA	4.5%
A	17.7%
BBB	20.9%
BB	4.8%
B	0.7%
CC (o)	0.0%
D (o)	0.0%
U.S. Government	18.4%
Federal Agencies	18.8%
Not Rated	3.8%
Cash & Cash Equivalents	0.4%
Other	(2.5)%

Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	9.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

2

MFS Total Return Bond Series

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.53%	$1,000.00	$979.58	$2.60
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$978.45	$3.83
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Total Return Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.8%
Aerospace – 0.1%
TransDigm, Inc., 6.5%, 7/15/2024	$2,970,000	$3,021,975

Asset-Backed & Securitized – 19.5%
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 4.011% (LIBOR-3mo. + 1.65%), 1/21/2027 (n)	$9,218,037	$9,209,326
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 4.761% (LIBOR-3mo. + 2.4%), 1/21/2027 (n)	8,514,497	8,503,931
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	4,010,000	4,006,195
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.005% (LIBOR-3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,747,247
Ameriquest Mortgage Securities, Inc., “M1”, FLR, 2.561% (LIBOR-1mo. + 0.47%) 10/25/2035	341,360	341,457
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.059% (LIBOR-1mo. + 1.15%), 6/15/2028 (z)	7,720,000	7,720,517
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	922,142	920,893
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.711% (LIBOR-3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,418,662
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.552% (LIBOR-3mo. + 2.2%), 10/17/2026 (n)	3,680,000	3,673,729
Ballyrock Ltd., CLO, FLR, 3.511% (LIBOR-3mo. + 1.18%), 5/20/2025 (z)	801,070	801,327
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.923% (LIBOR-1mo. + 0.85%), 1/15/2033 (z)	6,189,179	6,191,017
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.323% (LIBOR-1mo. + 1.25%), 1/15/2033 (z)	3,713,508	3,718,829
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.773% (LIBOR-1mo. + 2.7%), 1/15/2033 (z)	990,269	992,932
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	152,165	15
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	87,618	80,028
Bear Stearns Cos., Inc., “A2”, FLR, 2.541% (LIBOR-1mo. + 0.45%) 12/25/2042	482,422	478,273
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	9,953,124	9,970,024
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.697% (LIBOR-3mo. + 1.35%), 10/15/2026 (z)	3,800,000	3,796,504

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 4.247% (LIBOR-3mo. + 1.9%), 10/15/2026 (z)	$3,750,000	$3,749,965
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 4.247% (LIBOR-3mo. + 1.9%), 10/15/2026 (z)	2,670,000	2,670,781
Cent CLO LP, 2014-21A, “A2AR”, FLR, 4.065% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	5,974,147	5,969,812
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	3,747,444	3,733,607
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	6,670,000	6,595,445
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	5,890,000	5,870,280
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,142,361
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	3,876,656	3,796,174
Commercial Mortgage Asset Trust, 1.413%, 1/17/2032 (i)(z)	8,803	3
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,487,888
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	3,918,512
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	8,605,908	8,722,961
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,016,869
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,918,742
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	10,566,977	10,065,881
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	10,486,481	10,318,752
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	12,633,704
Credit-Based Asset Servicing & Securitization LLC, 3.74%, 12/25/2035	1,625	1,621
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,670,739
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.747% (LIBOR-3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,120,171
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	4,567,000	4,560,070
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.597% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	4,129,934	4,122,508
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.111% (LIBOR-1mo. + 1.15%), 6/15/2035 (z)	2,090,000	2,090,002

5

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.512% (LIBOR-3mo. + 1.16%), 1/17/2026 (n)	$5,303,603	$5,300,835
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.747% (LIBOR-3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,675,539
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.247% (LIBOR-3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,969,826
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	4,559,000	4,537,993
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	10,726,000	10,642,259
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.643% (LIBOR-1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,939,009
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	3,932,000	3,866,999
Granite Point Mortgage Trust Inc., FLR, 2.988% (LIBOR-1mo. + 0.9%), 11/21/2035 (n)	4,690,000	4,681,211
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,796,110
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	16,765,206	16,392,482
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	14,970,000	14,603,009
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.84% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)	6,545,000	6,544,895
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.785% (LIBOR-1mo. + 0.7%), 3/17/2037 (z)	10,111,388	10,083,603
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	9,314,291	9,276,074
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,930,573
JPMorgan Chase Commercial Mortgage Securities Corp., 5.964%, 7/15/2042 (n)(q)	33,595	23,156
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,362,102
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	473,869	484,064
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.159%, 6/15/2049	2,672,646	2,713,871
JPMorgan Mortgage Trust, “A1”, 3.525%, 10/25/2033	148,911	150,643
Lehman Brothers Commercial Conduit Mortgage Trust, 1.12%, 2/18/2030 (i)	3,981	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.84% (LIBOR-1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,905,401

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	$2,340,000	$2,342,897
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.252% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,993,742
Merrill Lynch Mortgage Investors Inc., “A”, 3.709%, 5/25/2036	400,336	404,785
Merrill Lynch Mortgage Investors Inc., “A5”, 3.532%, 4/25/2035	236,441	227,527
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	4,962,235
Morgan Stanley Capital I, Inc., 1.303%, 11/15/2030 (i)(n)	21,101	1
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	7,586,000	7,579,667
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	3,250,000	3,235,488
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.908% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,450,000	1,447,895
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.697% (LIBOR-3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,273,883
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.108% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,679,869
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.108% (LIBOR-3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,809,859
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.671% (LIBOR-3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,912,215
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	42,929	40,799
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 4.602% (LIBOR-3mo. + 2.25%), 7/17/2026 (n)	4,768,394	4,760,455
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	3,040,000	3,031,360
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.861% (LIBOR-3mo. + 1.5%), 4/26/2028 (z)	6,750,828	6,731,697
Voya CLO Ltd., 2013-3A, “BR”, FLR, 4.505% (LIBOR-3mo. + 2.15%), 1/18/2026 (n)	6,005,000	6,033,049
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,001,113
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.705% (LIBOR-3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,117,967
West CLO Ltd., 2014-1A, “CR”, FLR, 5.355% (LIBOR-3mo. + 3%), 7/18/2026 (n)	1,680,000	1,679,937

		$422,893,848

6

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – 0.5%
General Motors Co., 4.875%, 10/02/2023	$4,291,000	$4,411,303
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,676,658
General Motors Financial Co., Inc., 3.45%, 4/10/2022	2,500,000	2,456,558

		$10,544,519

Broadcasting – 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$2,105,000	$1,987,908

Brokerage & Asset Managers – 1.8%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$8,808,437
Charles Schwab Corp., 3.2%, 1/25/2028	5,189,000	4,969,546
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,202,769
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,497,291
Raymond James Financial, Inc., 4.95%, 7/15/2046	8,066,000	8,218,994
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	3,959,000	4,098,335
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,742,014
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	2,895,032

		$39,432,418

Building – 1.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,405,496
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,308,940
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,309,761
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,147,739
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,611,938
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,651,613

		$24,435,487

Business Services – 0.5%
Equinix, Inc., 5.375%, 5/15/2027	$2,426,000	$2,419,935
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,223,317
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,507,000	1,455,816

		$11,099,068

Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$3,874,662
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	7,751,872
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,700,000	5,486,250

Issuer	Shares/Par	Value ($)
BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 4.5%, 9/15/2042	$3,721,000	$3,057,358
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	358,044
Videotron Ltd., 5%, 7/15/2022	8,605,000	8,723,319

		$29,251,505

Computer Software – 0.3%
Microsoft Corp., 4.1%, 2/06/2037	$5,836,000	$6,080,387

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$4,933,057

Conglomerates – 0.4%
Johnson Controls International PLC, 5.7%, 3/01/2041	$2,075,000	$2,275,619
Johnson Controls International PLC, 4.625%, 7/02/2044	2,272,000	2,251,504
United Technologies Corp., 4.05%, 5/04/2047	5,638,000	5,159,756

		$9,686,879

Consumer Products – 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$6,749,644
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	12,917,438

		$19,667,082

Consumer Services – 0.5%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$1,667,154
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,530,655
Toll Road Investors Partnership II LP, 0%, 2/15/2026 (n)	2,145,000	1,429,219
Toll Road Investors Partnership II LP, 0%, 2/15/2029 (n)	6,221,000	3,415,443
Toll Road Investors Partnership II LP, 0%, 2/15/2031 (n)	2,145,000	1,029,447

		$11,071,918

Containers – 0.5%
Berry Global Group, Inc., 5.125%, 7/15/2023	$2,905,000	$2,879,581
Sealed Air Corp., 5.125%, 12/01/2024 (n)	6,910,000	6,961,825

		$9,841,406

Emerging Market Quasi-Sovereign – 0.7%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$15,191,000	$14,736,030

Emerging Market Sovereign – 0.2%
Republic of South Africa, 4.85%, 9/27/2027	$5,659,000	$5,347,778

Energy – Integrated – 0.1%
Shell International Finance B.V., 3.75%, 9/12/2046	$2,634,000	$2,448,444

Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$6,621,000	$6,447,199

7

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	$7,221,000	$7,425,920
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	4,992,000	5,059,802
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,396,707
General Mills, Inc., 4%, 4/17/2025	2,159,000	2,126,252
Kraft Heinz Foods Co., 4.375%, 6/01/2046	4,849,000	4,194,887
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	7,334,000	7,354,165

		$28,557,733

Forest & Paper Products – 0.2%
Packaging Corp. of America, 3.65%, 9/15/2024	$3,490,000	$3,428,560

Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,442,437

Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$4,640,325
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	4,948,250
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	2,701,521
American International Group, Inc., 4.5%, 7/16/2044	2,465,000	2,295,489
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,705,615
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,607,384

		$20,898,584

Insurance – Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,161,000	$4,215,634
UnitedHealth Group, Inc., 2.375%, 10/15/2022	8,997,000	8,650,661

		$12,866,295

Insurance – Property & Casualty – 0.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,649,591
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,358,954
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,949,000	9,624,175
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	927,743

		$20,560,463

Major Banks – 8.9%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$4,993,335
Bank of America Corp., 3.004%, 12/20/2023	11,130,000	10,790,947
Bank of America Corp., 4.125%, 1/22/2024	6,960,000	7,074,562

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028	$8,376,000	$7,887,464
Bank of America Corp., 4.443% to 01/20/2047, FLR to 1/20/2048	6,670,000	6,511,884
Bank of America Corp., 6.5% to 10/23/2014, FLR to 10/29/2049	4,004,000	4,254,250
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	8,260,000	8,585,444
Bank of America Corp., 5.875% to 3/15/2028, FLR to 12/31/2059	6,088,000	5,951,020
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	12,874,000	12,564,865
Barclays PLC, 4.972% to 5/16/2029, FLR to 5/16/2029	3,499,000	3,466,517
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,019,902
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	3,355,000	3,226,736
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	11,855,000	11,777,064
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,290,000	5,080,133
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,415,882
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	979,588
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	357,660
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR to 1/23/2029	2,455,000	2,326,002
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR to 4/23/2029	8,208,000	8,098,551
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	7,473,156
Morgan Stanley, 5.5%, 7/28/2021	14,214,000	15,041,027
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,594,734
Morgan Stanley, 3.125%, 7/27/2026	483,000	449,299
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,445,738
Morgan Stanley, 4.375%, 1/22/2047	9,571,000	9,139,992
PNC Bank N.A., 3.1%, 10/25/2027	10,280,000	9,730,194
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	7,121,000	7,472,585
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	1,662,000	1,745,100
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	4,623,000	4,464,206
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	4,802,206
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	5,292,000	5,258,007
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	1,988,145
Wells Fargo & Co., 3.069%, 1/24/2023	8,635,000	8,396,983

		$193,363,178

Medical & Health Technology & Services – 1.8%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,436,539
CVS Health Corp., 4.78%, 3/25/2038	9,991,000	9,826,863

8

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	$3,555,000	$3,611,246
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	5,595,211
HCA, Inc., 5.25%, 6/15/2026	5,271,000	5,235,157
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,463,549
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,380,183
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,282,071
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	998,000	970,353

		$39,801,172

Medical Equipment – 0.7%
Abbott Laboratories, 2.35%, 11/22/2019	$2,807,000	$2,790,565
Abbott Laboratories, 2%, 3/15/2020	1,464,000	1,439,644
Abbott Laboratories, 3.4%, 11/30/2023	3,834,000	3,782,721
Abbott Laboratories, 4.9%, 11/30/2046	5,863,000	6,311,688

		$14,324,618

Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold,
Inc., 3.875%, 3/15/2023	$4,000,000	$3,780,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,000,000	3,630,000
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,145,062
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	4,095,000	4,086,032
Glencore Funding LLC, 4%, 4/16/2025 (n)	2,578,000	2,480,680
Glencore Funding LLC, 4%, 3/27/2027 (n)	7,000,000	6,607,477
Kinross Gold Corp., 5.95%, 3/15/2024	1,867,000	1,913,675
Steel Dynamics, Inc., 5.125%, 10/01/2021	5,864,000	5,915,310

		$37,558,236

Midstream – 1.9%
Enbridge, Inc., 4.25%, 12/01/2026	$7,111,000	$7,046,526
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	7,998,754
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	103,000	120,209
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,403,777
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	2,687,759
Kinder Morgan, Inc., 5.625%, 11/15/2023 (n)	3,000,000	3,194,576
MPLX LP, 4.7%, 4/15/2048	2,384,000	2,210,460
Phillips 66 Partners LP, 4.68%, 2/15/2045	1,285,000	1,204,541
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	5,812,203
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,259,000	5,344,130

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	$2,847,000	$2,756,206

		$40,779,141

Mortgage-Backed – 16.8%
Fannie Mae, 5.5%, 2/01/2018 - 4/01/2040	$10,646,551	$11,539,252
Fannie Mae, 2.578%, 9/25/2018	424,014	423,326
Fannie Mae, 5.18%, 3/01/2019	115,847	116,588
Fannie Mae, 5.51%, 3/01/2019	174,403	175,251
Fannie Mae, 4.6%, 9/01/2019	689,986	702,777
Fannie Mae, 1.99%, 10/01/2019	2,504,652	2,500,244
Fannie Mae, 4.45%, 10/01/2019	479,562	488,695
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	7,908,815	8,466,348
Fannie Mae, 5.19%, 9/01/2020	144,877	148,048
Fannie Mae, 3.416%, 10/01/2020	1,023,608	1,027,998
Fannie Mae, 2.14%, 5/01/2021	904,461	881,274
Fannie Mae, 3.89%, 7/01/2021	1,116,459	1,143,023
Fannie Mae, 2.56%, 10/01/2021	796,075	782,819
Fannie Mae, 2.64%, 11/01/2021	1,181,025	1,164,025
Fannie Mae, 2.75%, 3/01/2022	1,118,245	1,102,806
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,602,657	2,858,402
Fannie Mae, 2.525%, 10/01/2022	1,787,887	1,753,145
Fannie Mae, 2.68%, 3/01/2023	1,718,129	1,683,854
Fannie Mae, 2.41%, 5/01/2023	2,001,898	1,946,033
Fannie Mae, 2.55%, 5/01/2023	1,026,409	1,003,942
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	28,556,570	30,030,226
Fannie Mae, 4%, 3/01/2025 - 5/01/2044	57,790,459	59,364,981
Fannie Mae, 2.683%, 12/25/2026	6,265,000	5,894,980
Fannie Mae, 3.95%, 1/01/2027	354,658	368,303
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	16,380,338	15,956,779
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	5,492	6,089
Fannie Mae, 3.5%, 11/01/2041 -12/01/2046	31,842,672	31,829,914
Federal Home Loan Bank, 5%, 7/01/2035	2,179,283	2,324,073
Freddie Mac, 5%, 7/01/2018 - 7/01/2041	3,099,884	3,321,783
Freddie Mac, 2.323%, 10/25/2018	1,124,036	1,121,331
Freddie Mac, 2.22%, 12/25/2018	1,200,000	1,197,394
Freddie Mac, 2.086%, 3/25/2019	7,200,000	7,166,853
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	474,933	515,040
Freddie Mac, 4.186%, 8/25/2019	1,110,000	1,125,246
Freddie Mac, 1.869%, 11/25/2019	5,836,910	5,766,444
Freddie Mac, 4.251%, 1/25/2020	807,000	819,259
Freddie Mac, 3.034%, 10/25/2020	2,606,000	2,606,816
Freddie Mac, 2.856%, 1/25/2021	5,331,000	5,312,481
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,402,332
Freddie Mac, 2.716%, 6/25/2022	1,478,636	1,461,021
Freddie Mac, 3.32%, 2/25/2023	3,956,000	3,996,352
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,104,130
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,221,350
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,446,397

9

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.458%, 8/25/2023	$7,000,000	$7,109,796
Freddie Mac, 2.67%, 12/25/2024 - 3/25/2026	6,784,000	6,540,963
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,078,486
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,500,963
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,052,571	5,181,587
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	7,002,586	7,360,816
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,496,171
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,126,849
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	122,996	135,491
Freddie Mac, 3.5%, 2/01/2042 - 12/01/2046	35,801,076	35,788,918
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	21,732,040	21,134,576
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,360,782	2,560,200
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	271,644	298,490
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	11,605,990	12,223,707
Ginnie Mae, 4%, 10/20/2040 - 10/20/2042	3,136,200	3,242,510
Ginnie Mae, 3.5%, 11/15/2040 - 4/15/2042	3,112,603	3,136,417

		$364,183,364

Municipals – 1.5%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$13,215,000	$11,144,342
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,978,217
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,822,292
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,754,659
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,268,362
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	7,534,890
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,298,262

		$32,801,024

Natural Gas – Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$8,767,623
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	8,200,000	7,588,612

		$16,356,235

Network & Telecom – 0.8%
AT&T, Inc, 5.25%, 3/01/2037	$10,586,000	$10,411,895
AT&T, Inc., 4.5%, 5/15/2035	8,154,000	7,541,994

		$17,953,889

Issuer	Shares/Par	Value ($)
BONDS – continued
Oils – 0.5%
Andeavor, 3.8%, 4/01/2028	$2,155,000	$2,035,331
Marathon Petroleum Corp., 4.75%, 9/15/2044	7,350,000	6,992,906
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,840,375

		$11,868,612

Other Banks & Diversified Financials – 2.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,739,003
BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	5,626,077
Capital One Financial Corp., 3.75%, 3/09/2027	5,859,000	5,538,162
Capital One Financial Corp., 3.8%, 1/31/2028	5,853,000	5,524,892
Citigroup, Inc., 4.4%, 6/10/2025	3,247,000	3,229,264
Compass Bank, 2.875%, 6/29/2022	10,895,000	10,517,718
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	8,909,000	9,755,355
ING Groep N.V., 3.95%, 3/29/2027	782,000	763,213
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2165 (n)	5,003,000	4,490,193
Santander UK PLC, 3.05%, 8/23/2018	2,885,000	2,887,334
SunTrust Banks, Inc., 3.3%, 5/15/2026	439,000	414,435

		$51,485,646

Pharmaceuticals – 0.5%
Actavis Funding SCS, 3.8%, 3/15/2025	$9,371,000	$9,099,665
Gilead Sciences, Inc., 2.35%, 2/01/2020	817,000	809,003

		$9,908,668

Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$2,884,438

Railroad & Shipping – 0.0%
Preferred Term Securities XIX Ltd., CDO, FLR, 2.69% (LIBOR-3mo. + 0.35%), 12/22/2035 (z)	$301,435	$281,088

Real Estate – Apartment – 0.1%
Mid-America Apartment
Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,458,307

Real Estate – Retail – 0.4%
Brixmor Operating Partnership LP,
REIT, 3.875%, 8/15/2022	$4,811,000	$4,793,451
Realty Income Corp., 3.65%, 1/15/2028	4,049,000	3,878,083

		$8,671,534

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,287,717

Telecommunications – Wireless – 1.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$11,177,486
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,170,288
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,356,591

10

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
Crown Castle International Corp., 3.7%, 6/15/2026	$2,419,000	$2,280,923
Crown Castle International Corp., 4%, 3/01/2027	984,000	947,260
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	3,749,355
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	6,757,000	6,929,860
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,202,200

		$33,813,963

Tobacco – 1.3%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$18,524,000	$17,546,552
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	7,717,096
Reynolds American, Inc., 8.125%, 6/23/2019	3,344,000	3,505,182

		$28,768,830

Transportation – Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,603,779
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,986,000	8,730,404

		$10,334,183

U.S. Government Agencies and Equivalents – 1.9%
Small Business Administration, 4.93%, 1/01/2024	$9,347	$9,624
Small Business Administration, 4.34%, 3/01/2024	18,649	18,963
Small Business Administration, 4.99%, 9/01/2024	13,485	13,914
Small Business Administration, 4.86%, 1/01/2025	33,650	34,558
Small Business Administration, 4.625%, 2/01/2025	33,635	34,381
Small Business Administration, 5.11%, 4/01/2025	19,023	19,606
Small Business Administration, 4.43%, 5/01/2029	365,516	378,392
Small Business Administration, 3.21%, 9/01/2030	4,154,574	4,166,491
Small Business Administration, 3.25%, 11/01/2030	405,700	409,650
Small Business Administration, 2.85%, 9/01/2031	890,804	881,900
Small Business Administration, 2.37%, 8/01/2032	733,205	718,108
Small Business Administration, 2.13%, 1/01/2033	2,763,285	2,679,026
Small Business Administration, 2.21%, 2/01/2033	773,314	750,049
Small Business Administration, 2.22%, 3/01/2033	2,762,957	2,683,707

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/2033	$4,149,691	$4,019,172
Small Business Administration, 2.45%, 6/01/2033	4,702,524	4,591,357
Small Business Administration, 3.15%, 7/01/2033	6,964,353	7,012,244
Small Business Administration, 3.16%, 8/01/2033	6,977,770	7,032,039
Small Business Administration, 3.62%, 9/01/2033	6,597,349	6,730,113

		$42,183,294

U.S. Treasury Obligations – 18.4%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$1,997,395
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	9,168,950
U.S. Treasury Bonds, 3.5%, 2/15/2039	33,168,000	36,134,981
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	285,045
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	513,809
U.S. Treasury Bonds, 3.125%, 2/15/2042	1,300,000	1,335,801
U.S. Treasury Bonds, 2.875%, 5/15/2043	52,691,000	51,773,024
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,330,000	15,009,627
U.S. Treasury Notes, 1.375%, 9/30/2019 (f)	89,899,000	88,729,611
U.S. Treasury Notes, 3.625%, 2/15/2020	4,200,000	4,274,156
U.S. Treasury Notes, 1.5%, 4/15/2020	9,248,000	9,083,631
U.S. Treasury Notes, 1.625%, 11/30/2020	81,783,000	79,949,271
U.S. Treasury Notes, 1.75%, 11/30/2021	58,578,000	56,848,118
U.S. Treasury Notes, 1.75%, 9/30/2022	30,976,000	29,793,830
U.S. Treasury Notes, 3%, 11/15/2045	7,735,000	7,762,193
U.S. Treasury Notes, 3%, 2/15/2048	5,930,200	5,950,122

		$398,609,564

Utilities – Electric Power – 2.6%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,429,270
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	6,436,000	7,220,941
Dominion Resources, Inc., 3.625%, 12/01/2024	6,901,000	6,767,232
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,023,042
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	13,202,085
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	6,000,000	5,391,439
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,170,302
Firstenergy Corp., 4.85%, 7/15/2047	8,703,000	8,898,602
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,197,643

		$56,300,556

Total Bonds (Identified Cost, $2,179,874,777)		$2,146,658,237

11

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $12,448,033)	12,448,979	$12,448,979

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Future – August 2018 @ $117 (Premiums Paid, $582,269)	Put	Merrill Lynch International	$221,625,750	1,844	$86,437

OTHER ASSETS, LESS LIABILITIES – 0.6%					12,208,763

NET ASSETS – 100.0%					$2,171,402,416

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,448,979 and $2,146,744,674, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $350,089,959, representing 16.1% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$4,010,000	$4,006,195
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.005% (LIBOR-3mo. + 1.7%), 10/18/2027	10/04/17	1,750,000	1,747,247
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.059% (LIBOR-1mo. + 1.15%), 6/15/2028	5/23/18	7,720,000	7,720,517
Ballyrock Ltd., CLO, FLR, 3.511% (LIBOR-3mo. + 1.18%), 5/20/2025	5/10/16	796,123	801,327
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.923% (LIBOR-1mo. + 0.85%), 1/15/2033	3/13/18	6,189,179	6,191,017
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.323% (LIBOR-1mo. + 1.25%), 1/15/2033	3/13/18	3,713,508	3,718,829
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.773% (LIBOR-1mo. + 2.7%), 1/15/2033	3/13/18	990,269	992,932
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	18,544,342	17,546,552
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/26/06	15	15
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	87,618	80,028
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	9,952,953	9,970,024
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 3.697% (LIBOR-3mo. + 1.35%), 10/15/2026	10/04/17	3,800,000	3,796,504
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 4.247% (LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	3,750,000	3,749,965
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 4.247% (LIBOR-3mo. + 1.9%), 10/15/2026	10/04/17	2,670,000	2,670,781

12

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	$6,669,556	$6,595,445
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	5,889,817	5,870,280
Commercial Mortgage Asset Trust, 1.413%, 1/17/2032	4/09/12	3	3
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	5,930,060	5,391,439
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.111% (LIBOR-1mo. + 1.15%), 6/15/2035	6/07/18	2,090,000	2,090,002
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	3,931,233	3,866,999
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.84% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	6,545,000	6,544,895
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.785% (LIBOR-1mo. + 0.7%), 3/17/2037	1/26/18	10,111,388	10,083,603
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	8,200,000	7,588,612
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	2,340,000	2,342,897
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	3,249,636	3,235,488
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.697% (LIBOR-3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,273,883
Preferred Term Securities XIX Ltd., CDO, FLR, 2.69% (LIBOR-3mo. + 0.35%), 12/22/2035	3/28/11	216,090	281,088
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.861% (LIBOR-3mo. + 1.5%), 4/26/2028	4/17/18	6,750,828	6,731,697
Total Restricted Securities			$129,888,264
% of Net assets			6.0%

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	671	$142,136,673	September - 2018	$(237,334)
U.S. Treasury Ultra Note 10 yr	Short	USD	596	76,427,688	September - 2018	(182,057)

						$(419,391)

At June 30, 2018, the fund had liquid securities with an aggregate value of $772,813 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

13

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,180,457,046)	$2,146,744,674
Investments in affiliated issuers, at value (identified cost, $12,448,033)	12,448,979
Receivables for
Investments sold	1,586,919
Fund shares sold	201,061
Interest	15,848,080
Other assets	4,410
Total assets	$2,176,834,123
Liabilities
Payables for
Daily variation margin on open futures contracts	$20,954
Investments purchased	2,757,046
Fund shares reacquired	2,320,124
Payable to affiliates
Investment adviser	90,275
Shareholder servicing costs	1,511
Distribution and/or service fees	25,257
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	216,528
Total liabilities	$5,431,707
Net assets	$2,171,402,416
Net assets consist of
Paid-in capital	$2,154,200,244
Unrealized appreciation (depreciation)	(34,130,817)
Accumulated net realized gain (loss)	(47,799,061)
Undistributed net investment income	99,132,050
Net assets	$2,171,402,416
Shares of beneficial interest outstanding	169,441,941

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$943,238,069	72,816,512	$12.95
Service Class	1,228,164,347	96,625,429	12.71

See Notes to Financial Statements

14

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$39,506,855
Dividends from affiliated issuers	247,409
Other	15,838
Total investment income	$39,770,102
Expenses
Management fee	$5,723,309
Distribution and/or service fees	1,661,877
Shareholder servicing costs	25,561
Administrative services fee	176,628
Independent Trustees’ compensation	18,980
Custodian fee	60,315
Shareholder communications	53,272
Audit and tax fees	38,010
Legal fees	13,026
Miscellaneous	35,296
Total expenses	$7,806,274
Reduction of expenses by investment adviser	(105,445)
Net expenses	$7,700,829
Net investment income (loss)	$32,069,273
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(10,218,094)
Affiliated issuers	5,014
Futures contracts	2,350,240
Net realized gain (loss)	$(7,862,840)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(73,420,341)
Affiliated issuers	946
Futures contracts	(640,185)
Net unrealized gain (loss)	$(74,059,580)
Net realized and unrealized gain (loss)	$(81,922,420)
Change in net assets from operations	$(49,853,147)

See Notes to Financial Statements

15

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$32,069,273	$62,494,425
Net realized gain (loss)	(7,862,840)	(4,701,875)
Net unrealized gain (loss)	(74,059,580)	44,827,884
Change in net assets from operations	$(49,853,147)	$102,620,434
Distributions declared to shareholders
From net investment income	$—	$(78,600,617)
Change in net assets from fund share transactions	$(225,418,858)	$(21,340,845)
Total change in net assets	$(275,272,005)	$2,678,972
Net assets
At beginning of period	2,446,674,421	2,443,995,449
At end of period (including undistributed net investment income of $99,132,050 and $67,062,777, respectively)	$2,171,402,416	$2,446,674,421

See Notes to Financial Statements

16

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$13.22		$13.09	$13.00		$13.50	$13.13	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	$0.40	(c)	$0.38	$0.37	$0.35
Net realized and unrealized gain (loss)	(0.46)		0.22	0.16		(0.42)	0.40	(0.49)
Total from investment operations	$(0.27)		$0.58	$0.56		$(0.04)	$0.77	$(0.14)
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.47)		$(0.46)	$(0.40)	$(0.16)
From net realized gain	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.45)	$(0.47)		$(0.46)	$(0.40)	$(0.22)
Net asset value, end of period (x)	$12.95		$13.22	$13.09		$13.00	$13.50	$13.13
Total return (%) (k)(r)(s)(x)	(2.04	)(n)	4.46	4.23	(c)	(0.30)	5.85	(1.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.53	(c)	0.54	0.53	0.54
Expenses after expense reductions (f)	0.53	(a)	0.53	0.52	(c)	0.53	0.52	0.53
Net investment income (loss)	2.95	(a)	2.70	2.98	(c)	2.83	2.74	2.65
Portfolio turnover	26	(n)	47	37		62	58	68
Net assets at end of period (000 omitted)	$943,238		$997,415	$986,877		$1,030,563	$1,172,957	$1,208,132

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$12.99		$12.87	$12.78		$13.28	$12.92	$13.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.32	$0.36	(c)	$0.34	$0.33	$0.31
Net realized and unrealized gain (loss)	(0.45)		0.22	0.16		(0.41)	0.39	(0.48)
Total from investment operations	$(0.28)		$0.54	$0.52		$(0.07)	$0.72	$(0.17)
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.43)		$(0.43)	$(0.36)	$(0.15)
From net realized gain	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.42)	$(0.43)		$(0.43)	$(0.36)	$(0.21)
Net asset value, end of period (x)	$12.71		$12.99	$12.87		$12.78	$13.28	$12.92
Total return (%) (k)(r)(s)(x)	(2.16	)(n)	4.18	4.01	(c)	(0.58)	5.62	(1.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.78	(c)	0.79	0.78	0.79
Expenses after expense reductions (f)	0.78	(a)	0.78	0.77	(c)	0.78	0.77	0.78
Net investment income (loss)	2.70	(a)	2.45	2.73	(c)	2.58	2.48	2.39
Portfolio turnover	26	(n)	47	37		62	58	68
Net assets at end of period (000 omitted)	$1,228,164		$1,449,260	$1,457,118		$1,539,194	$1,850,948	$1,836,589
See Notes to Financial Statements

17

MFS Total Return Bond Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d) Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

MFS Total Return Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is

19

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$86,437	$440,792,858	—	$440,879,295
Non-U.S. Sovereign Debt	—	20,083,808	—	20,083,808
Municipal Bonds	—	32,801,024	—	32,801,024
U.S. Corporate Bonds	—	690,959,323	—	690,959,323
Residential Mortgage-Backed Securities	—	375,912,071	—	375,912,071
Commercial Mortgage-Backed Securities	—	200,880,196	—	200,880,196
Asset-Backed Securities (including CDOs)	—	210,566,033	—	210,566,033
Foreign Bonds	—	174,662,924	—	174,662,924
Mutual Funds	12,448,979	—	—	12,448,979
Total	$12,535,416	$2,146,658,237	$—	$2,159,193,653

Other Financial Instruments
Futures Contracts – Liabilities	$(419,391)	$—	$—	$(419,391)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(419,391)
Interest Rate	Purchased Interest Rate Options	86,437	—
Total		$86,437	$(419,391)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

20

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$2,350,240

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(640,185)	$(495,832)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are

21

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if

22

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$78,600,617

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$2,200,438,622
Gross appreciation	10,755,279
Gross depreciation	(52,000,248)
Net unrealized appreciation (depreciation)	$(41,244,969)

As of 12/31/17
Undistributed ordinary income	67,067,704
Capital loss carryforwards	(29,502,591)
Net unrealized appreciation (depreciation)	29,490,206

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(6,926,995)
Long-Term	(22,575,596)
Total	$(29,502,591)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$32,992,410
Service Class	—	45,608,207
Total	$—	$78,600,617

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%

23

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $105,445, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $24,794, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $767.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,895 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $1,232,546.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$333,237,354	$427,754,318
Non-U.S. Government securities	$255,388,036	$318,965,344

24

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,170,840	$41,297,609	6,375,740	$84,751,550
Service Class	3,428,974	43,795,311	9,614,560	124,887,417
	6,599,814	$85,092,920	15,990,300	$209,638,967
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,448,014	$32,264,820
Service Class	—	—	3,519,152	45,608,207
	—	$—	5,967,166	$77,873,027
Shares reacquired
Initial Class	(5,817,280)	$(75,564,109)	(8,742,797)	$(116,258,059)
Service Class	(18,407,104)	(234,947,669)	(14,761,123)	(192,594,780)
	(24,224,384)	$(310,511,778)	(23,503,920)	$(308,852,839)
Net change
Initial Class	(2,646,440)	$(34,266,500)	80,957	$758,311
Service Class	(14,978,130)	(191,152,358)	(1,627,411)	(22,099,156)
	(17,624,570)	$(225,418,858)	(1,546,454)	$(21,340,845)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 9% and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $7,382 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		42,015,906	306,860,286	(336,427,213)	12,448,979

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5,014	$946	$—	$247,409	$12,448,979

25

MFS Total Return Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

26

Semiannual Report

June 30, 2018

MFS® Research Series

MFS® Variable Insurance Trust

VFR-SEM

MFS® Research Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	3.7%
Facebook, Inc., “A “	2.8%
Alphabet, Inc., “A”	2.6%
Mastercard, Inc., “A”	2.5%
Johnson & Johnson	2.3%
Citigroup, Inc.	2.0%
Microsoft Corp.	1.9%
Pfizer, Inc.	1.9%
Adobe Systems, Inc.	1.6%
Comcast Corp., “A”	1.6%

Global equity sectors
Technology	23.5%
Financial Services	17.3%
Health Care	14.2%
Consumer Cyclicals	13.7%
Capital Goods	13.2%
Energy	8.9%
Consumer Staples	5.2%
Telecommunications/Cable Television (s)	3.3%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.81%	$1,000.00	$1,036.95	$4.09
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,035.31	$5.35
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 4.0%
CACI International, Inc., “A” (a)	15,064	$2,539,037
Harris Corp.	11,391	1,646,455
Honeywell International, Inc.	53,949	7,771,353
Northrop Grumman Corp.	17,893	5,505,676
United Technologies Corp.	49,016	6,128,471

		$23,590,992

Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	21,178	$4,635,229
Molson Coors Brewing Co.	27,584	1,876,815

		$6,512,044

Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	116,877	$2,573,632
NIKE, Inc., “B”	99,833	7,954,693

		$10,528,325

Biotechnology – 1.6%
Biogen, Inc. (a)	23,135	$6,714,702
Bio-Techne Corp.	18,870	2,791,817

		$9,506,519

Brokerage & Asset Managers – 3.2%
Blackstone Group LP	152,820	$4,916,219
Invesco Ltd.	99,533	2,643,597
NASDAQ, Inc.	39,897	3,641,399
TD Ameritrade Holding Corp.	99,792	5,465,608
TMX Group Ltd.	38,719	2,538,169

		$19,204,992

Business Services – 5.8%
Accenture PLC, “A”	32,727	$5,353,810
Cognizant Technology Solutions Corp., “A”	66,555	5,257,179
DXC Technology Co.	81,911	6,602,846
Fidelity National Information Services, Inc.	63,534	6,736,510
Fiserv, Inc. (a)	63,050	4,671,374
Global Payments, Inc.	51,836	5,779,196

		$34,400,915

Cable TV – 1.9%
Altice USA, Inc. (a)	104,157	$1,776,919
Comcast Corp., “A”	282,162	9,257,735

		$11,034,654

Chemicals – 2.6%
Celanese Corp.	19,820	$2,201,209
DowDuPont, Inc.	112,872	7,440,522
PPG Industries, Inc.	55,585	5,765,832

		$15,407,563

Computer Software – 5.1%
Adobe Systems, Inc. (a)	39,260	$9,571,981
Microsoft Corp.	116,319	11,470,217
Salesforce.com, Inc. (a)	66,241	9,035,272

		$30,077,470

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 2.0%
Apple, Inc.	29,794	$5,515,167
Constellation Software, Inc.	5,020	3,893,159
SS&C Technologies Holdings, Inc.	50,568	2,624,479

		$12,032,805

Construction – 0.8%
Sherwin-Williams Co.	12,268	$5,000,069

Consumer Products – 0.8%
Coty, Inc., “A”	145,768	$2,055,329
Newell Brands, Inc.	95,521	2,463,486

		$4,518,815

Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	3,589	$7,275,226

Containers – 0.5%
Berry Global Group, Inc. (a)	66,149	$3,038,885

Electrical Equipment – 2.5%
HD Supply Holdings, Inc. (a)	94,961	$4,072,877
Johnson Controls International PLC	131,082	4,384,693
Sensata Technologies Holding PLC (a)	53,122	2,527,545
TE Connectivity Ltd.	44,976	4,050,538

		$15,035,653

Electronics – 1.8%
Analog Devices, Inc.	60,582	$5,811,025
NVIDIA Corp.	21,491	5,091,218

		$10,902,243

Energy – Independent – 2.3%
EOG Resources, Inc.	63,130	$7,855,266
EQT Corp.	51,221	2,826,375
Marathon Petroleum Corp.	41,290	2,896,906

		$13,578,547

Energy – Integrated – 1.1%
BP PLC, ADR	144,950	$6,618,417

Entertainment – 0.4%
Six Flags Entertainment Corp.	36,879	$2,583,374

Food & Beverages – 2.4%
J.M. Smucker Co.	21,702	$2,332,531
Mondelez International, Inc.	120,730	4,949,930
PepsiCo, Inc.	62,165	6,767,904

		$14,050,365

Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	59,616	$4,719,203

Health Maintenance Organizations – 1.4%
Cigna Corp.	25,622	$4,354,459
Humana Inc.	13,122	3,905,501

		$8,259,960

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 2.1%
Aon PLC	57,803	$7,928,837
Chubb Ltd.	37,827	4,804,786

		$12,733,623

Internet – 7.2%
Alphabet, Inc., “A” (a)	13,786	$15,567,013
Alphabet, Inc., “C” (a)	4,525	5,048,316
Baidu, Inc., ADR (a)	9,696	2,356,128
Facebook, Inc., “A” (a)(s)	85,764	16,665,661
LogMeIn, Inc.	30,098	3,107,619

		$42,744,737

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	51,476	$7,259,146

Machinery & Tools – 1.4%
Flowserve Corp.	21,821	$881,568
Roper Technologies, Inc.	22,239	6,135,963
SPX FLOW, Inc. (a)	27,003	1,181,921

		$8,199,452

Major Banks – 3.0%
Bank of America Corp.	304,984	$8,597,499
Morgan Stanley	36,974	1,752,568
PNC Financial Services Group, Inc.	54,410	7,350,791

		$17,700,858

Medical & Health Technology & Services – 1.3%
ICON PLC (a)	32,690	$4,332,406
McKesson Corp.	24,528	3,272,035

		$7,604,441

Medical Equipment – 3.8%
Danaher Corp.	52,838	$5,214,054
Medtronic PLC	101,213	8,664,845
PerkinElmer, Inc.	76,040	5,568,409
Steris PLC	31,291	3,285,868

		$22,733,176

Natural Gas – Distribution – 0.6%
Sempra Energy	29,846	$3,465,419

Natural Gas – Pipeline – 1.4%
Cheniere Energy, Inc. (a)	70,031	$4,565,321
Enterprise Products Partners LP	127,939	3,540,072

		$8,105,393

Network & Telecom – 1.5%
Cisco Systems, Inc.	213,868	$9,202,740

Oil Services – 0.9%
Liberty Oilfield Services, Inc. (a)(l)	90,056	$1,685,848
Schlumberger Ltd.	52,537	3,521,555

		$5,207,403

Other Banks & Diversified Financials – 6.9%
Citigroup, Inc. (s)	174,766	$11,695,340
Mastercard, Inc., “A”	75,538	14,844,728

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Northern Trust Corp.	39,961	$4,111,587
U.S. Bancorp	156,086	7,807,422
Wintrust Financial Corp.	27,417	2,386,650

		$40,845,727

Pharmaceuticals – 6.1%
Bristol-Myers Squibb Co.	98,477	$5,449,717
Johnson & Johnson (s)	113,134	13,727,680
Pfizer, Inc.	303,957	11,027,560
Zoetis, Inc.	68,811	5,862,009

		$36,066,966

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	21,483	$3,931,818
Kansas City Southern Co.	35,331	3,743,673

		$7,675,491

Real Estate – 2.0%
Public Storage, Inc., REIT	23,398	$5,308,070
Store Capital Corp., REIT	241,946	6,629,321

		$11,937,391

Restaurants – 1.8%
Aramark	68,707	$2,549,030
Dave & Buster’s, Inc. (a)	41,782	1,988,823
Starbucks Corp.	121,693	5,944,703

		$10,482,556

Specialty Stores – 6.5%
Amazon.com, Inc. (a)	12,759	$21,687,748
Costco Wholesale Corp.	28,640	5,985,187
TJX Cos., Inc.	66,749	6,353,170
Tractor Supply Co.	59,673	4,564,388

		$38,590,493

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	45,814	$6,605,004

Telephone Services – 0.7%
AT&T, Inc.	1,576	$50,605
Verizon Communications, Inc.	75,873	3,817,171

		$3,867,776

Tobacco – 1.0%
Philip Morris International, Inc.	74,480	$6,013,515

Utilities – Electric Power – 2.7%
American Electric Power Co., Inc.	53,371	$3,695,942
CMS Energy Corp.	86,724	4,100,311
Duke Energy Corp.	42,942	3,395,853
NextEra Energy, Inc.	27,761	4,636,920

		$15,829,026

Total Common Stocks (Identified Cost, $433,030,416)		$590,747,369

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $4,040,136)	4,040,557	$4,040,557

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $322,715)	322,715	$322,715

SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT (Proceeds Received, $1,375,557)	(16,616)	$(1,791,537)

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(329,934)

NET ASSETS – 100.0%		$592,989,170

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,040,557 and $591,070,084, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2018, the fund had cash collateral of $12,448 and other liquid securities with an aggregate value of $3,262,010 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $305,885 of securities on loan (identified cost, $433,353,131)	$591,070,084
Investments in affiliated issuers, at value (identified cost, $4,040,136)	4,040,557
Deposits with brokers for
Securities sold short	12,448
Receivables for
Investments sold	5,845,335
Fund shares sold	151,343
Interest and dividends	491,662
Other assets	1,318
Total assets	$601,612,747
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,375,557)	$1,791,537
Investments purchased	5,575,323
Fund shares reacquired	799,314
Collateral for securities loaned, at value	322,715
Payable to affiliates
Investment adviser	35,024
Shareholder servicing costs	1,363
Distribution and/or service fees	4,524
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	93,766
Total liabilities	$8,623,577
Net assets	$592,989,170
Net assets consist of
Paid-in capital	$311,522,931
Unrealized appreciation (depreciation)	157,301,433
Accumulated net realized gain (loss)	118,028,504
Undistributed net investment income	6,136,302
Net assets	$592,989,170
Shares of beneficial interest outstanding	19,477,931

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$372,076,386	12,163,992	$30.59
Service Class	220,912,784	7,313,939	30.20

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$4,980,962
Dividends from affiliated issuers	32,211
Other	12,736
Income on securities loaned	19,384
Interest	11,282
Foreign taxes withheld	(9,599)
Total investment income	$5,046,976
Expenses
Management fee	$2,276,326
Distribution and/or service fees	278,604
Shareholder servicing costs	16,373
Administrative services fee	50,468
Independent Trustees’ compensation	7,143
Custodian fee	16,682
Shareholder communications	26,267
Audit and tax fees	28,751
Legal fees	3,313
Dividend and interest expense on securities sold short	55,882
Miscellaneous	14,732
Total expenses	$2,774,541
Reduction of expenses by investment adviser	(38,470)
Net expenses	$2,736,071
Net investment income (loss)	$2,310,905
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$51,546,553
Affiliated issuers	(800)
Foreign currency	(49)
Net realized gain (loss)	$51,545,704
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(31,428,305)
Affiliated issuers	421
Securities sold short	53,005
Translation of assets and liabilities in foreign currencies	25
Net unrealized gain (loss)	$(31,374,854)
Net realized and unrealized gain (loss)	$20,170,850
Change in net assets from operations	$22,481,755

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$2,310,905	$3,825,629
Net realized gain (loss)	51,545,704	67,997,492
Net unrealized gain (loss)	(31,374,854)	58,538,965
Change in net assets from operations	$22,481,755	$130,362,086
Distributions declared to shareholders
From net investment income	$—	$(7,811,001)
From net realized gain	—	(41,096,069)
Total distributions declared to shareholders	$—	$(48,907,070)
Change in net assets from fund share transactions	$(52,461,480)	$(65,083,213)
Total change in net assets	$(29,979,725)	$16,371,803
Net assets
At beginning of period	622,968,895	606,597,092
At end of period (including undistributed net investment income of $6,136,302 and $3,825,397, respectively)	$592,989,170	$622,968,895

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$29.50		$26.00	$26.68		$29.11		$28.74	$21.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.20	$0.36	(c)	$0.21		$0.19	$0.20
Net realized and unrealized gain (loss)	0.96		5.67	1.98		(0.17	)(g)	2.68	6.84
Total from investment operations	$1.09		$5.87	$2.34		$0.04		$2.87	$7.04
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.22)		$(0.22)		$(0.25)	$(0.08)
From net realized gain	—		(1.97)	(2.80)		(2.25)		(2.25)	(0.06)
Total distributions declared to shareholders	$—		$(2.37)	$(3.02)		$(2.47)		$(2.50)	$(0.14)
Net asset value, end of period (x)	$30.59		$29.50	$26.00		$26.68		$29.11	$28.74
Total return (%) (k)(r)(s)(x)	3.69	(n)	23.37	8.74	(c)	0.80		10.20	32.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.80	(c)	0.82		0.80	0.81
Expenses after expense reductions (f)	0.81	(a)	0.81	0.79	(c)	0.81		0.80	0.81
Net investment income (loss)	0.85	(a)	0.70	1.36	(c)	0.72		0.67	0.80
Portfolio turnover	18	(n)	37	45		43		34	43
Net assets at end of period (000 omitted)	$372,076		$394,867	$386,256		$410,178		$468,286	$496,857
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	0.79		0.79	0.78	(c)	0.80		N/A	0.80

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15		12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$29.17		$25.73	$26.42		$28.84		$28.49	$21.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.13	$0.29	(c)	$0.13		$0.12	$0.14
Net realized and unrealized gain (loss)	0.94		5.61	1.96		(0.16	)(g)	2.65	6.78
Total from investment operations	$1.03		$5.74	$2.25		$(0.03)		$2.77	$6.92
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.14)		$(0.14)		$(0.17)	$(0.07)
From net realized gain	—		(1.97)	(2.80)		(2.25)		(2.25)	(0.06)
Total distributions declared to shareholders	$—		$(2.30)	$(2.94)		$(2.39)		$(2.42)	$(0.13)
Net asset value, end of period (x)	$30.20		$29.17	$25.73		$26.42		$28.84	$28.49
Total return (%) (k)(r)(s)(x)	3.53	(n)	23.07	8.49	(c)	0.53		9.94	32.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.08	1.05	(c)	1.07		1.05	1.06
Expenses after expense reductions (f)	1.06	(a)	1.06	1.04	(c)	1.06		1.05	1.05
Net investment income (loss)	0.60	(a)	0.47	1.11	(c)	0.47		0.42	0.56
Portfolio turnover	18	(n)	37	45		43		34	43
Net assets at end of period (000 omitted)	$220,913		$228,102	$220,341		$226,704		$260,028	$279,054
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses (f)	1.04		1.04	1.03	(c)	1.05		N/A	1.05

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$590,747,369	$—	$—	$590,747,369
Mutual Funds	4,363,272	—	—	4,363,272
Total	$595,110,641	$—	$—	$595,110,641
Securities Sold Short	$(1,791,537)	$—	$—	$(1,791,537)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2018, this expense amounted to $55,882. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $305,885. The fair value of the fund’s investment securities on loan and a related liability of $322,715 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$9,021,013
Long-term capital gains	39,886,057
Total distributions	$48,907,070

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$439,154,007
Gross appreciation	167,164,323
Gross depreciation	(11,207,689)
Net unrealized appreciation (depreciation)	$155,956,634

As of 12/31/17
Undistributed ordinary income	15,507,594
Undistributed long-term capital gain	56,129,005
Other temporary differences	432,352
Net unrealized appreciation (depreciation)	186,915,533

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$5,295,662	$—	$26,010,027
Service Class	—	2,515,339	—	15,086,042
Total	$—	$7,811,001	$—	$41,096,069

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $27,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $10,487, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $15,376, which equated to 0.0051% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $997.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $509 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,017,584 and $2,772,647, respectively. The sales transactions resulted in net realized gains (losses) of $868,378.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $12,629, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short sales and short-term obligations, aggregated $106,892,489 and $158,641,594, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	150,013	$4,545,881	302,931	$8,595,627
Service Class	379,784	11,426,989	534,026	14,960,175
	529,797	$15,972,870	836,957	$23,555,802
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,155,618	$31,305,689
Service Class	—	—	656,768	17,601,381
	—	$—	1,812,386	$48,907,070
Shares reacquired
Initial Class	(1,369,164)	$(41,820,044)	(2,930,200)	$(83,105,903)
Service Class	(885,441)	(26,614,306)	(1,934,665)	(54,440,182)
	(2,254,605)	$(68,434,350)	(4,864,865)	$(137,546,085)
Net change
Initial Class	(1,219,151)	$(37,274,163)	(1,471,651)	$(43,204,587)
Service Class	(505,657)	(15,187,317)	(743,871)	(21,878,626)
	(1,724,808)	$(52,461,480)	(2,215,522)	$(65,083,213)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 21%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,835 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,178,444	52,370,591	(50,508,478)	4,040,557

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(800)	$421	$—	$32,211	$4,040,557

17

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2018

MFS® Total Return Series

MFS® Variable Insurance Trust

VTR-SEM

MFS® Total Return Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.750%, 11/30/2021	2.5%
U.S. Treasury Notes, 1.625%, 6/30/2019	2.0%
JPMorgan Chase & Co.	1.9%
Fannie Mae, 4%, 30 Years	1.6%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.5%
Fannie Mae, 3.5%, 30 Years	1.5%
Philip Morris International, Inc.	1.3%
Comcast Corp., “A”	1.3%
Pfizer, Inc.	1.2%
U.S. Treasury Notes, 2.50%, 8/15/2023	1.2%

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	0.6%
A	3.8%
BBB	6.5%
B (o)	0.0%
CCC (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	14.5%
Federal Agencies	10.6%
Not Rated (o)	0.0%
Non-Fixed Income	60.1%
Cash & Cash Equivalents	0.7%

Equity sectors
Financial Services	14.9%
Health Care	9.2%
Consumer Staples	6.0%
Technology	5.7%
Industrial Goods & Services	5.1%
Utilities & Communications	4.0%
Energy	3.4%
Special Products & Services	2.6%
Leisure	2.5%
Basic Materials	2.1%
Transportation	1.6%
Autos & Housing	1.5%
Retailing	1.5%

Fixed income sectors (i)
U.S. Treasury Securities	14.5%
Mortgage-Backed Securities	10.5%
Investment Grade Corporates	10.1%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Debt Obligations	0.7%
Emerging Markets Bonds	0.6%
Non-U.S. Government Bonds	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds	0.2%
U.S. Government Agencies	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

MFS Total Return Series

Portfolio Composition – continued

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.63%	$1,000.00	$979.35	$3.09
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$977.76	$4.32
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.62%, $3.04, and $3.11 for Initial Class, and 0.87%, $4.27, and $4.36 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.9%
Aerospace – 2.9%
Boeing Co.	45,111	$15,135,192
Harris Corp.	20,718	2,994,580
Honeywell International, Inc.	146,458	21,097,275
Lockheed Martin Corp.	43,950	12,984,148
Northrop Grumman Corp.	25,258	7,771,886
United Technologies Corp.	121,866	15,236,906

		$75,219,987

Airlines – 0.2%
Copa Holdings S.A., “A”	18,466	$1,747,253
Delta Air Lines, Inc.	69,985	3,467,057

		$5,214,310

Alcoholic Beverages – 0.4%
Diageo PLC	280,691	$10,075,598

Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	115,193	$2,536,550
LVMH Moet Hennessy Louis Vuitton SE	11,509	3,825,807
NIKE, Inc., “B”	56,192	4,477,379

		$10,839,736

Automotive – 0.7%
Aptiv PLC	81,499	$7,467,753
General Motors Co.	77,047	3,035,652
Harley-Davidson, Inc.	16,812	707,449
Lear Corp.	13,319	2,474,804
Toyota Motor Corp.	78,000	5,051,348

		$18,737,006

Biotechnology – 0.1%
Biogen, Inc. (a)	8,061	$2,339,625

Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	181,934	$4,264,533
Omnicom Group, Inc.	119,554	9,118,384

		$13,382,917

Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	202,368	$6,449,468
BlackRock, Inc.	21,170	10,564,677
Blackstone Group LP	128,162	4,122,972
Charles Schwab Corp.	61,261	3,130,437
Franklin Resources, Inc.	2,986	95,701
Invesco Ltd.	73,001	1,938,907
NASDAQ, Inc.	66,313	6,052,387
T. Rowe Price Group, Inc.	58,917	6,839,674

		$39,194,223

Business Services – 2.6%
Accenture PLC, “A”	145,741	$23,841,770
Amdocs Ltd.	69,661	4,610,862
Cognizant Technology Solutions Corp., “A”	27,784	2,194,658

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Business Services – continued
DXC Technology Co.	205,767	$16,586,878
Equifax, Inc.	44,692	5,591,416
Fidelity National Information Services, Inc.	56,718	6,013,810
Fiserv, Inc. (a)	68,698	5,089,835
Worldpay, Inc. (a)	38,694	3,164,395

		$67,093,624

Cable TV – 1.3%
Comcast Corp., “A”	987,170	$32,389,048

Chemicals – 1.5%
3M Co.	53,172	$10,459,996
Celanese Corp.	43,233	4,801,457
DowDuPont, Inc.	91,807	6,051,917
PPG Industries, Inc.	172,964	17,941,556

		$39,254,926

Computer Software – 1.7%
Adobe Systems, Inc. (a)	64,573	$15,743,543
Check Point Software Technologies Ltd. (a)	28,756	2,808,886
Microsoft Corp.	221,894	21,880,967
Oracle Corp.	94,645	4,170,059

		$44,603,455

Computer Software – Systems – 0.6%
Apple, Inc.	46,331	$8,576,332
Hewlett Packard Enterprise	110,603	1,615,910
International Business Machines Corp.	9,877	1,379,817
Seagate Technology PLC	45,464	2,567,352
Western Digital Corp.	31,018	2,401,103

		$16,540,514

Construction – 0.7%
Pulte Homes, Inc.	96,279	$2,768,021
Sherwin-Williams Co.	21,557	8,785,986
Stanley Black & Decker, Inc.	44,971	5,972,599

		$17,526,606

Consumer Products – 1.1%
Colgate-Palmolive Co.	16,173	$1,048,172
Coty, Inc., “A”	260,433	3,672,105
Kimberly-Clark Corp.	84,029	8,851,615
Newell Brands, Inc.	291,496	7,517,682
Procter & Gamble Co.	14,917	1,164,421
Reckitt Benckiser Group PLC	59,469	4,896,632
Tupperware Brands Corp.	42,023	1,733,028

		$28,883,655

Containers – 0.2%
Crown Holdings, Inc. (a)	89,252	$3,994,919

Electrical Equipment – 0.6%
HD Supply Holdings, Inc. (a)	27,246	$1,168,581
Johnson Controls International PLC	449,874	15,048,285

		$16,216,866

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 1.5%
Analog Devices, Inc.	23,151	$2,220,644
Broadcom, Inc.	13,128	3,185,378
Intel Corp.	104,734	5,206,327
Maxim Integrated Products, Inc.	71,613	4,200,818
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	246,744	9,020,961
Texas Instruments, Inc.	127,555	14,062,939

		$37,897,067

Energy – Independent – 1.6%
Anadarko Petroleum Corp.	68,643	$5,028,100
EOG Resources, Inc.	89,348	11,117,572
EQT Corp.	48,477	2,674,961
Hess Corp.	59,660	3,990,657
Marathon Petroleum Corp.	39,022	2,737,783
Noble Energy, Inc.	90,900	3,206,952
Occidental Petroleum Corp.	48,941	4,095,383
Phillips 66	39,345	4,418,837
Pioneer Natural Resources Co.	18,601	3,520,053

		$40,790,298

Energy – Integrated – 1.4%
BP PLC	1,182,413	$9,003,152
Chevron Corp.	83,496	10,556,399
Eni S.p.A.	253,737	4,713,172
Exxon Mobil Corp.	132,549	10,965,779

		$35,238,502

Food & Beverages – 2.5%
Archer Daniels Midland Co.	134,960	$6,185,217
Coca-Cola European Partners PLC	61,237	2,488,672
Danone S.A.	67,937	4,980,245
General Mills, Inc.	235,470	10,421,902
J.M. Smucker Co.	19,209	2,064,583
Marine Harvest	294,185	5,858,885
Mondelez International, Inc.	66,930	2,744,130
Nestle S.A.	149,404	11,566,377
PepsiCo, Inc.	23,550	2,563,889
Pinnacle Foods, Inc.	39,755	2,586,460
Tyson Foods, Inc., “A”	192,771	13,272,283

		$64,732,643

Food & Drug Stores – 0.2%
Kroger Co.	145,478	$4,138,849

Furniture & Appliances – 0.1%
Whirlpool Corp.	22,491	$3,288,859

Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	20,203	$2,557,700

General Merchandise – 0.1%
Kohl’s Corp.	18,540	$1,351,566

Health Maintenance Organizations – 0.8%
Cigna Corp.	58,572	$9,954,311
Humana Inc.	38,315	11,403,694

		$21,358,005

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 3.5%
Aon PLC	109,900	$15,074,983
Chubb Ltd.	143,835	18,269,922
MetLife, Inc.	444,891	19,397,247
Prudential Financial, Inc.	148,792	13,913,540
Travelers Cos., Inc.	110,964	13,575,336
Unum Group	81,724	3,022,971
Zurich Insurance Group AG	21,931	6,505,379

		$89,759,378

Internet – 1.2%
Alphabet, Inc., “A” (a)	6,854	$7,739,468
Facebook, Inc., “A” (a)	112,198	21,802,316

		$29,541,784

Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	13,951	$1,967,370
Hasbro, Inc.	11,247	1,038,211

		$3,005,581

Machinery & Tools – 1.6%
AGCO Corp.	26,397	$1,602,826
Allison Transmission Holdings, Inc.	22,187	898,352
Deere & Co.	22,769	3,183,106
Eaton Corp. PLC	259,079	19,363,564
Illinois Tool Works, Inc.	76,234	10,561,458
Ingersoll-Rand Co. Ltd., “A”	40,976	3,676,777
Regal Beloit Corp.	17,880	1,462,584

		$40,748,667

Major Banks – 6.2%
Bank of America Corp.	693,766	$19,557,263
Bank of New York Mellon Corp.	275,155	14,839,109
BNP Paribas	30,021	1,860,838
Goldman Sachs Group, Inc.	88,467	19,513,166
JPMorgan Chase & Co.	475,657	49,563,459
Morgan Stanley	121,229	5,746,255
PNC Financial Services Group, Inc.	103,751	14,016,760
Royal Bank of Canada	36,710	2,764,175
State Street Corp.	117,222	10,912,196
Sumitomo Mitsui Financial Group, Inc.	37,700	1,466,253
Wells Fargo & Co.	309,172	17,140,496
Westpac Banking Corp.	136,829	2,966,927

		$160,346,897

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	37,372	$3,186,710
CVS Health Corp.	87,305	5,618,077
Express Scripts Holding Co. (a)	71,499	5,520,438
McKesson Corp.	97,953	13,066,930
Walgreens Boots Alliance, Inc.	84,913	5,096,054

		$32,488,209

Medical Equipment – 3.0%
Abbott Laboratories	238,087	$14,520,926
Danaher Corp.	185,205	18,276,030
Medtronic PLC	235,243	20,139,153

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	91,595	$18,972,988
Zimmer Biomet Holdings, Inc.	36,272	4,042,152

		$75,951,249

Metals & Mining – 0.3%
Rio Tinto Ltd.	153,080	$8,442,800

Natural Gas – Distribution – 0.2%
ENGIE	177,577	$2,717,618
Sempra Energy	31,194	3,621,935

		$6,339,553

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	366,278	$10,134,912
MPLX LP	75,589	2,580,608
Plains All American Pipeline LP	143,201	3,385,272
Plains GP Holdings LP	156,790	3,748,849
Williams Partners LP	98,198	3,985,857

		$23,835,498

Network & Telecom – 0.7%
Cisco Systems, Inc.	395,600	$17,022,668

Oil Services – 0.5%
Schlumberger Ltd.	177,559	$11,901,780

Other Banks & Diversified Financials – 2.5%
American Express Co.	57,632	$5,647,936
Citigroup, Inc.	400,566	26,805,877
Discover Financial Services	86,132	6,064,554
SunTrust Banks, Inc.	46,984	3,101,884
U.S. Bancorp	348,022	17,408,060
Visa, Inc., “A”	30,458	4,034,162

		$63,062,473

Pharmaceuticals – 4.0%
Bayer AG	73,042	$8,047,909
Bristol-Myers Squibb Co.	168,709	9,336,356
Eli Lilly & Co.	155,087	13,233,574
Johnson & Johnson	223,679	27,141,210
Merck & Co., Inc.	74,569	4,526,338
Mylan N.V. (a)	66,620	2,407,647
Novartis AG	43,827	3,319,656
Pfizer, Inc.	860,869	31,232,327
Roche Holding AG	17,870	3,976,346

		$103,221,363

Printing & Publishing – 0.3%
Moody’s Corp.	23,433	$3,996,733
Transcontinental, Inc., “A”	134,615	3,126,152

		$7,122,885

Railroad & Shipping – 1.1%
Canadian National Railway Co.	36,827	$3,010,607
Union Pacific Corp.	185,531	26,286,032

		$29,296,639

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 1.2%
AGNC Investment Corp., REIT	59,645	$1,108,800
Annaly Mortgage Management, Inc., REIT	268,814	2,766,096
Extra Space Storage, Inc., REIT	49,122	4,902,867
Medical Properties Trust, Inc., REIT	670,054	9,407,558
Public Storage, Inc., REIT	9,422	2,137,475
Simon Property Group, Inc., REIT	23,082	3,928,326
Store Capital Corp., REIT	201,581	5,523,319

		$29,774,441

Restaurants – 0.2%
Aramark	83,725	$3,106,197
Starbucks Corp.	35,503	1,734,322

		$4,840,519

Specialty Chemicals – 0.1%
Axalta Coating Systems Ltd. (a)	110,636	$3,353,377

Specialty Stores – 0.8%
Amazon.com, Inc. (a)	2,658	$4,518,068
Best Buy Co., Inc.	39,000	2,908,620
Ross Stores, Inc.	84,049	7,123,153
Tractor Supply Co.	40,741	3,116,279
Urban Outfitters, Inc. (a)	71,882	3,202,343

		$20,868,463

Telephone Services – 0.5%
AT&T, Inc.	34,145	$1,096,396
Verizon Communications, Inc.	212,934	10,712,709

		$11,809,105

Tobacco – 2.0%
Altria Group, Inc.	272,385	$15,468,744
Japan Tobacco, Inc.	89,600	2,504,737
Philip Morris International, Inc.	411,040	33,187,370

		$51,160,851

Trucking – 0.2%
United Parcel Service, Inc., “B”	57,398	$6,097,390

Utilities – Electric Power – 2.2%
American Electric Power Co., Inc.	43,324	$3,000,187
Duke Energy Corp.	156,217	12,353,640
Exelon Corp.	310,208	13,214,861
PPL Corp.	241,783	6,902,905
Public Service Enterprise Group, Inc.	76,926	4,164,774
Southern Co.	153,356	7,101,916
SSE PLC	289,031	5,163,892
WEC Energy Group, Inc.	41,016	2,651,684
Xcel Energy, Inc.	45,526	2,079,628

		$56,633,487

Total Common Stocks (Identified Cost, $1,076,098,158)		$1,539,485,561

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – 39.0%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$770,000	$723,646
L3 Technologies, Inc., 3.85%, 6/15/2023	1,413,000	1,410,062

		$2,133,708

Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/2018	$1,275,000	$1,308,944

Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$1,735,000	$1,654,487

Asset-Backed & Securitized – 2.8%
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	$2,667,000	$2,664,469
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	1,790,555	1,635,444
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	3,877,000	3,864,815
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	4,259	132
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	2,944,489	2,944,918
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028 (z)	1,821,651	1,827,032
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	1,654,000	1,648,462
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	1,028,231	1,006,884
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,987,691
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	4,708,829	4,633,512
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	3,033,967	2,962,152
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,295,279
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248%
(LIBOR-3mo. + 0.9%), 4/15/2029 (z)	2,088,000	2,081,830
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,395,130
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027 (w)(z)	1,330,000	1,330,000
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,735,000	1,727,005
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,465,000	1,453,562
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	488,558	494,668

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$4,243,101	$4,184,967
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	2,128,142	2,080,829
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	4,859,977
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,187,892
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	819,943	802,660
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,569,480
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,434,969
Morgan Stanley Capital I, Inc., 1.303%, 11/15/2030 (i)(n)	974,632	49
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.155% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,530,227
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	912,368	867,086
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	3,803,000	3,762,155
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,303,132

		$72,536,408

Automotive – 0.3%
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	$675,000	$670,923
General Motors Co., 5.15%, 4/01/2038	715,000	680,480
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,245,212
General Motors Financial Co., Inc., 3.2%, 7/06/2021	2,353,000	2,322,385
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,137,000	1,120,691
Lear Corp., 3.8%, 9/15/2027	1,794,000	1,684,443

		$7,724,134

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$5,000,000	$4,788,539
E*TRADE Financial Corp., 2.95%, 8/24/2022	1,029,000	996,772
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	903,000	894,249
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,422,761
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,572,778
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,369,100

		$13,044,199

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,075,034
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	860,166
Masco Corp., 4.375%, 4/01/2026	1,938,000	1,931,008

		$3,866,208

Business Services – 0.1%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$585,134
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	917,000	885,855

		$1,470,989

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,524,883

Chemicals – 0.1%
Sherwin-Williams Co., 2.25%, 5/15/2020	$1,075,000	$1,057,141
Sherwin-Williams Co., 4.5%, 6/01/2047	1,201,000	1,146,251

		$2,203,392

Computer Software – 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$3,374,000	$3,579,003

Computer Software – Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,447,356
Apple, Inc., 3.35%, 2/09/2027	2,239,000	2,186,376
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,244,125

		$6,877,857

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services
PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$3,455,139

Consumer Services – 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$552,000	$511,069
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	3,884,236
Visa, Inc., 3.15%, 12/14/2025	2,934,000	2,838,288

		$7,233,593

Electronics – 0.1%
Intel Corp., 4.1%, 5/11/2047	$1,844,000	$1,838,722

Emerging Market Quasi-Sovereign – 0.2%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$2,591,000	$2,582,631
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	1,893,000	1,836,305

		$4,418,936

Energy – Integrated – 0.0%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,054,000	$1,086,271

Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$1,478,000	$1,365,029

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$3,666,752
Constellation Brands, Inc., 3.5%, 5/09/2027	2,268,000	2,148,255
Danone S.A., 2.947%, 11/02/2026 (n)	3,438,000	3,160,760
Kraft Heinz Foods Co., 3%, 6/01/2026	2,630,000	2,368,377
Kraft Heinz Foods Co., 5%, 7/15/2035	790,000	778,236
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	756,000	755,465

		$12,877,845

Gaming & Lodging – 0.1%
Marriott International, Inc., 4%, 4/15/2028	$2,208,000	$2,156,077

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$5,088,000	$5,328,800
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,632,064

		$7,960,864

Insurance – Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$1,162,000	$1,119,591
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,468,980
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,400,043

		$5,988,614

International Market Quasi-Sovereign – 0.4%
KFW International Finance, Inc., 4.875%, 6/17/2019	$4,560,000	$4,660,616
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	6,400,000	6,150,005

		$10,810,621

Internet – 0.2%
Baidu, Inc., 3.5%, 11/28/2022	$3,950,000	$3,888,127

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev.
(Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,359,206

Major Banks – 2.4%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,396,801
Bank of America Corp., 5.49%, 3/15/2019	2,989,000	3,039,325
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	3,933,773
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,185,979
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	1,842,000	1,772,218
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,754,625

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of New York Mellon Corp., 2.6%, 8/17/2020	$3,218,000	$3,185,906
Barclays PLC, 4.338% to 5/16/2023, FLR to 5/16/2024	899,000	887,886
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,300,000	1,382,766
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	2,609,000	2,505,495
ING Bank N.V., 5.8%, 9/25/2023 (n)	3,438,000	3,643,016
JPMorgan Chase & Co., 3.2%, 1/25/2023	3,295,000	3,236,038
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	5,706,000	5,567,085
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	1,248,000	1,120,535
Morgan Stanley, 3.125%, 1/23/2023	2,287,000	2,231,504
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,541,724
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,202,332
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,026,783
PNC Bank N.A., 2.3%, 6/01/2020	2,247,000	2,212,910
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	3,418,000	3,320,318
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	1,513,000	1,506,266
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	2,536,000	2,509,832
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,529,000	2,512,755

		$61,675,872

Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,605,000	$1,592,962
Becton, Dickinson and Co., 3.125%, 11/08/2021	1,075,000	1,059,405
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,193,776
CVS Health Corp., 5.05%, 3/25/2048	608,000	618,759
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	652,895
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,616,486
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	1,763,033
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	157,027
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,310,995
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,386,225
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	3,300,000	3,085,094

		$16,436,657

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,421,113
Medtronic, Inc., 4.375%, 3/15/2035	1,886,000	1,950,499
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	2,798,618
Zimmer Biomet Holdings, Inc., FLR, 3.076% (LIBOR-3mo. + 0.75%), 3/19/2021	992,000	993,673

		$8,163,903

Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$2,067,000	$2,062,473
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,445,000	1,363,972

		$3,426,445

Midstream – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,751,007
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	274,403
Enterprise Products Operating LP, 6.5%, 1/31/2019	2,995,000	3,057,416
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,362,429
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	1,023,000	1,193,926
MPLX LP, 4.5%, 4/15/2038	938,000	866,381
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,567,485
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	3,392,000	3,446,908

		$16,519,955

Mortgage-Backed – 10.5%
Fannie Mae, 4.5%, 7/01/2018 - 6/01/2044	$12,243,800	$12,866,299
Fannie Mae, 2.578%, 9/25/2018	225,010	224,645
Fannie Mae, 6%, 11/01/2018 - 7/01/2037	6,400,377	7,052,994
Fannie Mae, 5%, 12/01/2018 - 3/01/2041	4,952,685	5,291,023
Fannie Mae, 5.5%, 12/01/2018 - 4/01/2040	12,034,854	13,036,649
Fannie Mae, 4.6%, 9/01/2019	461,830	470,392
Fannie Mae, 2.288%, 4/25/2020	206,934	206,811
Fannie Mae, 2.59%, 5/01/2023	457,860	448,597
Fannie Mae, 2.7%, 7/01/2025	367,000	354,007
Fannie Mae, 3.43%, 6/01/2026	582,096	584,462
Fannie Mae, 2.28%, 11/01/2026	488,107	453,665
Fannie Mae, 2.683%, 12/25/2026	1,585,000	1,491,388
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,906,690	2,115,443
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	9,832,085	9,638,588
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	40,704,972	41,716,532
Fannie Mae, 3.5%, 11/01/2041 - 8/01/2047	37,770,196	37,764,527
Fannie Mae, 2%, 5/25/2044	643,451	614,196
Freddie Mac, 4.5%, 8/01/2018 - 5/01/2042	2,700,620	2,825,577

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.412%, 8/25/2018	$673,203	$672,053
Freddie Mac, 5%, 9/01/2018 - 7/01/2039	2,763,408	2,935,191
Freddie Mac, 5.085%, 3/25/2019	4,316,000	4,358,749
Freddie Mac, 5.5%, 4/01/2019 - 2/01/2037	1,821,953	1,971,801
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	2,396,392	2,629,496
Freddie Mac, 2.456%, 8/25/2019	500,000	498,594
Freddie Mac, 1.869%, 11/25/2019	1,207,242	1,192,668
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,472,733
Freddie Mac, 2.716%, 6/25/2022	1,059,508	1,046,886
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,470,427
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,145,247
Freddie Mac, 3.32%, 2/25/2023	745,000	752,599
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,491,190
Freddie Mac, 3.06%, 7/25/2023	685,000	683,599
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,593,044
Freddie Mac, 1.018%, 4/25/2024 (i)	6,153,142	258,597
Freddie Mac, 0.637%, 7/25/2024 (i)	14,179,000	424,889
Freddie Mac, 0.747%, 7/25/2024 (i)	5,226,712	162,346
Freddie Mac, 0.432%, 8/25/2024 (i)	15,246,000	316,655
Freddie Mac, 0.532%, 8/25/2024 (i)	28,258,846	624,693
Freddie Mac, 3.064%, 8/25/2024	794,000	789,319
Freddie Mac, 0.492%, 10/25/2024 (i)	20,687,691	411,608
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,305,238
Freddie Mac, 0.401%, 11/25/2024 (i)	15,385,000	275,978
Freddie Mac, 2.67%, 12/25/2024 - 3/25/2026	4,158,000	4,007,153
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,678,111
Freddie Mac, 3.01%, 7/25/2025	423,000	417,330
Freddie Mac, 3.151%, 11/25/2025	1,001,000	995,470
Freddie Mac, 3.3%, 10/25/2026	957,000	953,473
Freddie Mac, 3.413%, 12/25/2026	780,000	782,875
Freddie Mac, 3.43%, 1/25/2027	764,912	767,569
Freddie Mac, 3.224%, 3/25/2027	1,047,000	1,035,457
Freddie Mac, 0.772%, 6/25/2027 (i)	13,682,000	712,832
Freddie Mac, 0.891%, 6/25/2027 (i)	4,743,457	268,305
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,088,813
Freddie Mac, 0.714%, 7/25/2027 (i)	12,130,866	547,556
Freddie Mac, 3.194%, 7/25/2027	1,228,000	1,207,857
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	281,641
Freddie Mac, 0.569%, 8/25/2027 (i)	6,792,807	233,173
Freddie Mac, 3.244%, 8/25/2027	786,000	775,427
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	265,235
Freddie Mac, 0.496%, 9/25/2027 - 12/25/2027 (i)	26,711,378	820,655
Freddie Mac, 3.187%, 9/25/2027	754,000	738,544
Freddie Mac, 0.292%, 11/25/2027 (i)	11,733,169	286,833
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	311,408
Freddie Mac, 0.457%, 11/25/2027 (i)	10,516,901	291,573
Freddie Mac, 3.303%, 11/25/2027	269,000	265,897
Freddie Mac, 0.369%, 12/25/2027 (i)	10,109,000	232,403
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	295,296
Freddie Mac, 3.65%, 2/25/2028	904,000	918,614
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,725,210
Freddie Mac, 0.45%, 11/25/2032 (i)	9,025,132	293,676

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	$1,294,318	$1,445,013
Freddie Mac, 4%, 11/01/2040 - 8/01/2047	13,841,678	14,182,988
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	24,697,303	24,688,611
Freddie Mac, 3%, 3/01/2043 - 11/01/2046	17,539,344	17,082,804
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,644,055	2,945,262
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,578,927	1,719,840
Ginnie Mae, 4.5%, 7/20/2033 - 1/20/2041	3,810,924	4,025,753
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	518,010	552,093
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	4,186,980	4,329,889
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	6,070,628	6,136,506
Ginnie Mae, 0.658%, 2/16/2059 (i)	7,670,510	472,651

		$269,419,191

Network & Telecom – 0.3%
AT&T, Inc., 3%, 6/30/2022	$2,565,000	$2,490,092
AT&T, Inc., 3.4%, 5/15/2025	2,565,000	2,405,301
AT&T, Inc., 5.45%, 3/01/2047	2,695,000	2,645,375

		$7,540,768

Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,591,022
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,725,868
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,700,474

		$7,017,364

Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,081,230
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,080,046
Capital One Financial Corp., 2.5%, 5/12/2020	2,150,000	2,119,510
Citigroup, Inc., 2.5%, 9/26/2018	2,450,000	2,449,305
Citizens Bank N.A., 2.25%, 3/02/2020	877,000	862,659

		$11,592,750

Pharmaceuticals – 0.1%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (z)	$919,000	$919,039
Celgene Corp., 2.875%, 8/15/2020	1,545,000	1,533,170

		$2,452,209

Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,392,896

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – 0.0%
Dollar Tree, Inc., 4%, 5/15/2025	$1,103,000	$1,077,965

Telecommunications – Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$1,237,914
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,196,198
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,493,195
Crown Castle International Corp., 3.65%, 9/01/2027	2,025,000	1,883,568
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,270,000	1,302,490
Vodafone Group PLC, 4.125%, 5/30/2025	768,000	765,079

		$9,878,444

Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$2,518,000	$2,492,048
Reynolds American, Inc., 5.85%, 8/15/2045	1,422,000	1,552,389

		$4,044,437

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,696,000	$3,369,191

U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.35%, 7/01/2023	$2,884	$2,946
Small Business Administration, 4.77%, 4/01/2024	183,320	188,009
Small Business Administration, 5.18%, 5/01/2024	263,780	271,256
Small Business Administration, 5.52%, 6/01/2024	13,570	14,070
Small Business Administration, 4.99%, 9/01/2024	285,966	295,064
Small Business Administration, 4.95%, 3/01/2025	8,718	8,968
Small Business Administration, 5.11%, 8/01/2025	911,162	938,624

		$1,718,937

U.S. Treasury Obligations – 14.4%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$846,899
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	946,210
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,301,767
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	725,258
U.S. Treasury Bonds, 4.5%, 2/15/2036	1,203,000	1,470,949
U.S. Treasury Bonds, 5%, 5/15/2037	1,609,000	2,100,813
U.S. Treasury Bonds, 3.5%, 2/15/2039	16,295,000	17,752,639
U.S. Treasury Bonds, 4.5%, 8/15/2039	13,795,600	17,201,928
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	38,474,320
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	8,932,491
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	7,116,110

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2019	$25,119,000	$25,287,768
U.S. Treasury Notes, 1%, 6/30/2019	5,900,000	5,821,641
U.S. Treasury Notes, 1.625%, 6/30/2019	51,423,000	51,047,371
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,367,435
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,704,023
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,416,896
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	65,123,305
U.S. Treasury Notes, 1.75%, 9/30/2022	31,662,000	30,453,650
U.S. Treasury Notes, 2.5%, 8/15/2023	31,120,000	30,754,097
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,341,746
U.S. Treasury Notes, 2.25%, 8/15/2027	4,368,000	4,157,278
U.S. Treasury Notes, 2.75%, 2/15/2028	3,009,000	2,983,259
U.S. Treasury Notes, 3%, 11/15/2045	4,737,000	4,753,654

		$370,081,507

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$1,953,313
Duke Energy Corp., 2.65%, 9/01/2026	397,000	357,567
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,581,000	1,494,911
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,265,312
Oncor Electric Delivery Co., 7%, 9/01/2022	2,810,000	3,201,140
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	904,603
PPL Corp., 3.4%, 6/01/2023	2,940,000	2,891,615
Progress Energy, Inc., 3.15%, 4/01/2022	3,893,000	3,840,373

		$17,908,834

Total Bonds (Identified Cost, $1,008,043,363)		$1,002,080,581

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	21,572	$1,231,761
NextEra Energy, Inc., 6.371%	24,936	1,851,249

Total Convertible Preferred Stocks (Identified Cost, $2,870,520)		$3,083,010

PREFERRED STOCKS – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd. (Identified Cost, $1,885,246)	56,045	$1,893,310

INVESTMENT COMPANIES (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $11,617,418)	11,619,670	$11,619,670

OTHER ASSETS, LESS LIABILITIES – 0.5%		13,189,686

NET ASSETS – 100.0%		$2,571,351,818

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,619,670 and $2,546,542,462, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,571,653, representing 2.6% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security. At June 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$2,667,000	$2,664,469
Bayer U.S. Finance LLC, 3.875%, 12/15/2023	6/18/18	916,012	919,039
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	1,790,555	1,635,444
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	4,107	132
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	1,821,651	1,827,032
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	1,653,949	1,648,462
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	2,088,000	2,081,830
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027	6/28/18	1,330,000	1,330,000
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	2,586,685	2,582,631
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	2,531,455	2,509,832
Total Restricted Securities			$17,198,871
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company REIT Real Estate Investment Trust

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,088,897,287)	$2,546,542,462
Investments in affiliated issuers, at value (identified cost, $11,617,418)	11,619,670
Cash	6,124,028
Foreign currency, at value (identified cost, $28,140)	28,088
Receivables for
Investments sold	507,385
Fund shares sold	633,474
Interest and dividends	10,004,028
Receivable from investment adviser	14,938
Other assets	5,036
Total assets	$2,575,479,109
Liabilities
Payables for
Investments purchased	$123,050
When-issued investments purchased	1,330,000
Fund shares reacquired	2,366,415
Payable to affiliates
Shareholder servicing costs	2,467
Distribution and/or service fees	27,068
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	278,280
Total liabilities	$4,127,291
Net assets	$2,571,351,818
Net assets consist of
Paid-in capital	$1,900,474,875
Unrealized appreciation (depreciation)	457,641,750
Accumulated net realized gain (loss)	130,921,447
Undistributed net investment income	82,313,746
Net assets	$2,571,351,818
Shares of beneficial interest outstanding	107,339,768

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,252,950,992	51,803,981	$24.19
Service Class	1,318,400,826	55,535,787	23.74

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$21,534,744
Interest	16,249,096
Dividends from affiliated issuers	240,817
Other	19,454
Income on securities loaned	17,403
Foreign taxes withheld	(443,938)
Total investment income	$37,617,576
Expenses
Management fee	$8,842,658
Distribution and/or service fees	1,705,476
Shareholder servicing costs	34,723
Administrative services fee	204,299
Independent Trustees’ compensation	19,339
Custodian fee	71,444
Shareholder communications	76,214
Audit and tax fees	37,019
Legal fees	14,472
Miscellaneous	34,657
Total expenses	$11,040,301
Reduction of expenses by investment adviser	(1,016,600)
Net expenses	$10,023,701
Net investment income (loss)	$27,593,875
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$34,169,189
Affiliated issuers	(1,338)
Foreign currency	7,337
Net realized gain (loss)	$34,175,188
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(119,719,845)
Affiliated issuers	2,252
Translation of assets and liabilities in foreign currencies	(14,621)
Net unrealized gain (loss)	$(119,732,214)
Net realized and unrealized gain (loss)	$(85,557,026)
Change in net assets from operations	$(57,963,151)

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$27,593,875	$52,091,130
Net realized gain (loss)	34,175,188	119,033,560
Net unrealized gain (loss)	(119,732,214)	140,540,261
Change in net assets from operations	$(57,963,151)	$311,664,951
Distributions declared to shareholders
From net investment income	$—	$(61,277,451)
From net realized gain	—	(74,870,977)
Total distributions declared to shareholders	$—	$(136,148,428)
Change in net assets from fund share transactions	$(149,246,292)	$(33,501,494)
Total change in net assets	$(207,209,443)	$142,015,029
Net assets
At beginning of period	2,778,561,261	2,636,546,232
At end of period (including undistributed net investment income of $82,313,746 and $54,719,871, respectively)	$2,571,351,818	$2,778,561,261

See Notes to Financial Statements

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$24.70		$23.18	$22.60		$24.31	$23.44	$20.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.49	$0.54	(c)	$0.62	$0.54	$0.45
Net realized and unrealized gain (loss)	(0.78)		2.29	1.51		(0.77)	1.43	3.34
Total from investment operations	$(0.51)		$2.78	$2.05		$(0.15)	$1.97	$3.79
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.69)		$(0.64)	$(0.46)	$(0.40)
From net realized gain	—		(0.68)	(0.78)		(0.92)	(0.64)	—
Total distributions declared to shareholders	$—		$(1.26)	$(1.47)		$(1.56)	$(1.10)	$(0.40)
Net asset value, end of period (x)	$24.19		$24.70	$23.18		$22.60	$24.31	$23.44
Total return (%) (k)(r)(s)(x)	(2.06	)(n)	12.30	9.09	(c)	(0.37)	8.50	19.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.71	0.71	(c)	0.79	0.78	0.79
Expenses after expense reductions (f)	0.63	(a)	0.63	0.62	(c)	0.65	0.67	0.73
Net investment income (loss)	2.20	(a)	2.04	2.33	(c)	2.57	2.24	2.05
Portfolio turnover	10	(n)	34	35		41	32	53
Net assets at end of period (000 omitted)	$1,252,951		$1,350,737	$1,359,943		$1,423,284	$1,662,709	$1,826,378

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$24.28		$22.81	$22.26		$23.95	$23.12	$19.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.43	$0.47	(c)	$0.55	$0.47	$0.39
Net realized and unrealized gain (loss)	(0.77)		2.25	1.49		(0.74)	1.41	3.29
Total from investment operations	$(0.54)		$2.68	$1.96		$(0.19)	$1.88	$3.68
Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.63)		$(0.58)	$(0.41)	$(0.36)
From net realized gain	—		(0.68)	(0.78)		(0.92)	(0.64)	—
Total distributions declared to shareholders	$—		$(1.21)	$(1.41)		$(1.50)	$(1.05)	$(0.36)
Net asset value, end of period (x)	$23.74		$24.28	$22.81		$22.26	$23.95	$23.12
Total return (%) (k)(r)(s)(x)	(2.22	)(n)	12.02	8.81	(c)	(0.58)	8.24	18.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.96	0.96	(c)	1.04	1.03	1.04
Expenses after expense reductions (f)	0.88	(a)	0.88	0.87	(c)	0.90	0.92	0.98
Net investment income (loss)	1.95	(a)	1.79	2.08	(c)	2.32	1.98	1.80
Portfolio turnover	10	(n)	34	35		41	32	53
Net assets at end of period (000 omitted)	$1,318,401		$1,427,824	$1,276,603		$1,191,583	$1,370,248	$1,392,627

See Notes to Financial Statements

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,408,807,043	$1,851,249	$—	$1,410,658,292
United Kingdom	7,385,303	32,685,443	—	40,070,746
Switzerland	—	25,367,759	—	25,367,759
France	—	13,384,508	—	13,384,508
Japan	9,022,338	—	—	9,022,338
Taiwan	9,020,961	—	—	9,020,961
Canada	8,900,935	—	—	8,900,935
Germany	8,047,909	—	—	8,047,909
Norway	5,858,885	—	—	5,858,885
Other Countries	14,129,548	—	—	14,129,548
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	—	373,109,388	—	373,109,388
Non-U.S. Sovereign Debt	—	15,229,556	—	15,229,556
Municipal Bonds	—	5,359,206	—	5,359,206
U.S. Corporate Bonds	—	215,806,584	—	215,806,584
Residential Mortgage-Backed Securities	—	270,781,077	—	270,781,077
Commercial Mortgage-Backed Securities	—	44,936,442	—	44,936,442
Asset-Backed Securities (including CDOs)	—	26,238,080	—	26,238,080
Foreign Bonds	—	50,620,248	—	50,620,248
Mutal Funds	11,619,670	—	—	11,619,670
Total	$1,482,792,592	$1,075,369,540	$—	$2,558,162,132

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $54,770,559 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,047,909 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When-issued investments purchased are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$68,314,284
Long-term capital gains	67,834,144
Total distributions	$136,148,428

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$2,130,117,824
Gross appreciation	477,307,149
Gross depreciation	(49,262,841)
Net unrealized appreciation (depreciation)	$428,044,308

As of 12/31/17
Undistributed ordinary income	65,879,212
Undistributed long-term capital gain	105,352,050
Other temporary differences	333,282
Net unrealized appreciation (depreciation)	557,275,550

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$31,562,742	$—	$36,727,269
Service Class	—	29,714,709	—	38,143,708
Total	$—	$61,277,451	$—	$74,870,977

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.60%
In excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $122,551, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

Effective August 1, 2018, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.625% of average daily net assets for the Initial Class shares and 0.875% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2018. For the six months ended June 30, 2018, this reduction amounted to $894,049, which is included in the reduction of total expenses in the Statement of Operations.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.62% of average daily net assets for the Initial Class shares and 0.87% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $33,233, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $1,490.

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $2,174 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $139,599 and $2,409,808, respectively. The sales transactions resulted in net realized gains (losses) of $(207,485).

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $18,293, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations were as follows:

	Purchases	Sales
U.S. Government securities	$35,786,368	$72,698,176
Non-U.S. Government securities	$216,270,156	$288,105,578

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	993,627	$24,365,789	1,477,528	$35,695,621
Service Class	2,110,753	50,892,722	7,724,737	182,839,853
	3,104,380	$75,258,511	9,202,265	$218,535,474
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,914,640	$68,290,011
Service Class	—	—	2,945,244	67,858,417
	—	$—	5,859,884	$136,148,428
Shares reacquired
Initial Class	(3,870,570)	$(94,818,602)	(8,369,769)	$(202,286,658)
Service Class	(5,391,300)	(129,686,201)	(7,821,646)	(185,898,738)
	(9,261,870)	$(224,504,803)	(16,191,415)	$(388,185,396)
Net change
Initial Class	(2,876,943)	$(70,452,813)	(3,977,601)	$(98,301,026)
Service Class	(3,280,547)	(78,793,479)	2,848,335	64,799,532
	(6,157,490)	$(149,246,292)	(1,129,266)	$(33,501,494)

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank

Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $8,342 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		30,751,942	168,059,541	(187,191,813)	11,619,670

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,338)	$2,252	$—	$240,817	$11,619,670

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2018

MFS® Utilities Series

MFS® Variable Insurance Trust

VUF-SEM

MFS® Utilities Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exelon Corp.	6.0%
EDP Renovaveis S.A.	5.5%
NextEra Energy, Inc.	4.2%
PPL Corp.	3.5%
American Electric Power Co., Inc.	2.9%
Enel S.p.A.	2.7%
American Tower Corp., REIT	2.5%
Enterprise Products Partners LP	2.5%
Com Hem Holding AB	2.5%
NRG Energy, Inc.	2.1%

Top five industries (i)
Utilities-Electric Power	58.5%
Natural Gas-Pipeline	15.0%
Telephone Services	7.1%
Telecommunications – Wireless	5.9%
Natural Gas – Distribution	4.2%

Issuer country weightings (i)(x)
United States	65.4%
Portugal	6.3%
Canada	6.2%
Spain	3.3%
Italy	2.7%
Sweden	2.6%
United Kingdom	2.3%
China	2.0%
Brazil	1.6%
Other Countries	7.6%

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.78%	$1,000.00	$1,024.41	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,023.46	$5.17
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 93.3%
Cable TV – 3.9%
Altice USA, Inc. (a)(l)	1,136,523	$19,389,082
Comcast Corp., “A”	883,229	28,978,743
NOS, SGPS, S.A.	1,995,749	10,932,621

		$59,300,446

Energy – Independent – 1.9%
Targa Resources Corp.	209,465	$10,366,423
Western Gas Equity Partners LP	524,455	18,749,266

		$29,115,689

Natural Gas – Distribution – 3.4%
China Resources Gas Group Ltd.	5,454,000	$23,635,668
NiSource, Inc.	346,682	9,110,803
Sempra Energy	158,601	18,415,162

		$51,161,633

Natural Gas – Pipeline – 15.0%
APA Group	1,364,806	$9,948,743
Cheniere Energy, Inc. (a)	426,569	27,808,033
Enbridge, Inc.	856,751	30,629,671
Energy Transfer Partners LP	513,002	9,767,558
Enterprise Products Partners LP	1,351,692	37,401,318
EQT GP Holdings LP	68,170	1,602,677
EQT Midstream Partners LP	373,854	19,287,128
Kinder Morgan, Inc.	557,030	9,842,720
ONEOK, Inc.	54,235	3,787,230
Plains All American Pipeline LP	163,265	3,859,585
Plains GP Holdings LP	476,637	11,396,391
SemGroup Corp., “A”	195,865	4,974,971
TransCanada Corp.	744,581	32,215,241
Williams Cos., Inc.	418,148	11,335,992
Williams Partners LP	310,857	12,617,686

		$226,474,944

Pollution Control – 0.4%
Covanta Holding Corp.	359,855	$5,937,607

Telecommunications – Wireless – 5.9%
Advanced Info Service PLC	1,234,200	$6,891,850
American Tower Corp., REIT	263,672	38,013,592
Cellnex Telecom S.A.U.	707,144	17,794,459
KDDI Corp.	309,100	8,462,107
Millicom International Cellular S.A.	40,018	2,353,891
Mobile TeleSystems PJSC, ADR	1,000,229	8,832,022
Vodafone Group PLC	3,150,319	7,642,565

		$89,990,486

Telephone Services – 7.1%
Com Hem Holding AB	2,285,929	$37,159,825
France Telecom S.A.	871,265	14,574,187
Hellenic Telecommunications
Organization S.A.	996,786	12,338,895
PT XL Axiata Tbk (a)	30,313,000	5,330,688
Royal KPN N.V.	4,721,620	12,834,520

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – continued
Telefonica Brasil S.A., ADR	644,517	$7,650,417
Telesites S.A.B. de C.V. (a)	4,378,400	3,176,835
Telus Corp.	425,595	15,118,310

		$108,183,677

Utilities – Electric Power – 55.1%
AES Corp.	1,393,945	$18,692,802
American Electric Power Co., Inc.	627,105	43,427,021
Avangrid, Inc.	210,655	11,149,969
CenterPoint Energy, Inc.	622,433	17,247,618
China Longyuan Power Group	7,430,000	5,985,215
CMS Energy Corp.	102,537	4,847,949
Dominion Energy, Inc.	114,659	7,817,451
Duke Energy Corp.	369,617	29,229,312
Edison International	393,969	24,926,419
EDP Renovaveis S.A.	8,058,649	84,039,252
Emera, Inc.	482,393	15,704,880
Enel S.p.A.	7,398,653	40,989,506
Enersis Americas S.A., ADR	878,050	7,735,621
Engie Brasil Energia S.A.	673,600	5,949,127
Entergy Corp.	271,023	21,895,948
Equatorial Energia S.A.	138,000	2,021,709
Evergy, Inc.	397,076	22,295,817
Eversource Energy	120,944	7,088,528
Exelon Corp.	2,137,998	91,078,715
Iberdrola S.A.	4,175,134	32,249,948
NextEra Energy Partners LP	500,099	23,339,620
NextEra Energy, Inc.	381,649	63,746,833
NRG Energy, Inc.	1,052,541	32,313,009
NRG Yield, Inc., “A”	637,684	10,872,512
NRG Yield, Inc., “C”	172,377	2,964,884
NTPC Ltd.	3,392,052	7,903,979
PG&E Corp.	564,393	24,020,566
PPL Corp.	1,854,797	52,954,454
Public Service Enterprise Group, Inc.	333,621	18,062,241
RWE AG	729,180	16,626,249
Southern Co.	589,417	27,295,901
SSE PLC	1,569,184	28,035,388
Vistra Energy Corp. (a)	1,241,944	29,384,395
Xcel Energy, Inc.	68,082	3,109,986

		$835,002,824

Utilities – Water – 0.6%
Companhia de Saneamento Basico do
Estado de Sao Paulo	1,560,300	$9,376,092

Total Common Stocks (Identified Cost, $1,222,552,909)		$1,414,543,398

CONVERTIBLE PREFERRED STOCKS – 4.2%
Natural Gas – Distribution – 0.8%
Sempra Energy, 6%	73,091	$7,543,722
South Jersey Industries, Inc., 7.25%	78,819	4,397,312

		$11,941,034

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – 3.4%
Dominion Energy, Inc., 6.75%	313,552	$14,489,238
NextEra Energy, Inc., 6.123%	341,861	19,520,263
NextEra Energy, Inc., 6.371%	136,414	10,127,375
Vistra Energy Corp., 7%	71,486	6,766,150

		$50,903,026

Total Convertible Preferred Stocks (Identified Cost, $56,950,062)		$62,844,060

INVESTMENT COMPANIES (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $25,907,791)	25,911,780	$25,911,780

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $668,576)	668,576	$668,576

OTHER ASSETS, LESS LIABILITIES – 0.8%		12,021,290

NET ASSETS – 100.0%		$1,515,989,104

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $25,911,780 and $1,478,056,034, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	685,271	USD	519,598	Barclays Bank PLC	7/27/2018	$1,880
CAD	567,954	USD	427,822	JPMorgan Chase Bank N.A.	7/27/2018	4,380
CAD	687,100	USD	521,083	State Street Bank Corp.	7/27/2018	1,788
EUR	865,326	USD	1,007,638	Citibank N.A.	7/27/2018	4,640
USD	55,520,232	CAD	70,802,176	Merrill Lynch International	7/27/2018	1,641,056
USD	713,130	CAD	924,022	State Street Bank Corp.	7/27/2018	9,967
USD	79,369,396	EUR	67,092,138	JPMorgan Chase Bank N.A.	7/27/2018	883,580
USD	73,135,084	EUR	58,647,884	Morgan Stanley Capital Services, Inc.	7/18/2018	4,572,626
USD	106,600	EUR	91,061	State Street Bank Corp.	7/27/2018	75
USD	576,470	GBP	428,921	Barclays Bank PLC	7/27/2018	9,786
USD	56,322	GBP	42,265	BNP Paribas S.A.	7/27/2018	482
USD	22,210,661	GBP	16,474,429	Merrill Lynch International	7/27/2018	444,904

						$7,575,164

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
CAD	664,694	USD	517,248	Deutsche Bank AG	7/27/2018	$(11,428)
CAD	712,938	USD	552,142	Goldman Sachs International	7/27/2018	(9,609)
EUR	607,926	USD	719,996	JPMorgan Chase Bank N.A.	7/27/2018	(8,832)
USD	2,632,089	CAD	3,503,000	Deutsche Bank AG	7/27/2018	(33,631)
USD	1,273,607	CAD	1,695,000	JPMorgan Chase Bank N.A.	7/27/2018	(16,256)

						$(79,756)

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $670,936 of securities on loan (identified cost, $1,280,171,547)	$1,478,056,034
Investments in affiliated issuers, at value (identified cost, $25,907,791)	25,911,780
Cash	181
Receivables for
Forward foreign currency exchange contracts	7,575,164
Investments sold	4,834,133
Fund shares sold	169,327
Interest and dividends	5,079,360
Other assets	3,064
Total assets	$1,521,629,043
Liabilities
Payables for
Forward foreign currency exchange contracts	$79,756
Investments purchased	2,162,257
Fund shares reacquired	2,100,946
Collateral for securities loaned, at value	668,576
Payable to affiliates
Investment adviser	91,534
Shareholder servicing costs	2,454
Distribution and/or service fees	20,038
Payable for independent Trustees’ compensation	12
Deferred country tax expense payable	162,510
Accrued expenses and other liabilities	351,856
Total liabilities	$5,639,939
Net assets	$1,515,989,104
Net assets consist of
Paid-in capital	$1,275,055,688
Unrealized appreciation (depreciation) (net of $162,510 deferred country tax)	205,222,508
Accumulated net realized gain (loss)	(10,747,240)
Undistributed net investment income	46,458,148
Net assets	$1,515,989,104
Shares of beneficial interest outstanding	50,780,710

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$535,142,049	17,707,929	$30.22
Service Class	980,847,055	33,072,781	29.66

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$33,781,446
Dividends from affiliated issuers	233,480
Income on securities loaned	217,770
Other	54,139
Foreign taxes withheld	(1,690,154)
Total investment income	$32,596,681
Expenses
Management fee	$5,529,460
Distribution and/or service fees	1,221,288
Shareholder servicing costs	30,179
Administrative services fee	118,125
Independent Trustees’ compensation	14,933
Custodian fee	111,653
Shareholder communications	84,862
Audit and tax fees	30,884
Legal fees	8,591
Miscellaneous	22,594
Total expenses	$7,172,569
Reduction of expenses by investment adviser	(69,626)
Net expenses	$7,102,943
Net investment income (loss)	$25,493,738
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $115,241 country tax)	$(12,128,346)
Affiliated issuers	(1,635)
Forward foreign currency exchange contracts	(948,324)
Foreign currency	(54,398)
Net realized gain (loss)	$(13,132,703)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $138,245 decrease in deferred country tax)	$11,919,969
Affiliated issuers	4,308
Forward foreign currency exchange contracts	10,071,642
Translation of assets and liabilities in foreign currencies	(6,708)
Net unrealized gain (loss)	$21,989,211
Net realized and unrealized gain (loss)	$8,856,508
Change in net assets from operations	$34,350,246

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	6/30/18	12/31/17
	(unaudited )
Change in net assets
From operations
Net investment income (loss)	$25,493,738	$42,250,517
Net realized gain (loss)	(13,132,703)	19,993,923
Net unrealized gain (loss)	21,989,211	156,900,980
Change in net assets from operations	$34,350,246	$219,145,420
Distributions declared to shareholders
From net investment income	$—	$(66,508,085)
Change in net assets from fund share transactions	$(101,315,879)	$(125,125,478)
Total change in net assets	$(66,965,633)	$27,511,857
Net assets
At beginning of period	1,582,954,737	1,555,442,880
At end of period (including undistributed net investment income of $46,458,148 and $20,964,410, respectively)	$1,515,989,104	$1,582,954,737

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$29.50		$26.81	$25.56		$33.97	$31.88	$27.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51		$0.81	$1.06	(c)	$0.81	$0.99	$0.94
Net realized and unrealized gain (loss)	0.21		3.17	1.91		(5.56)	3.13	4.64
Total from investment operations	$0.72		$3.98	$2.97		$(4.75)	$4.12	$5.58
Less distributions declared to shareholders
From net investment income	$—		$(1.29)	$(1.08)		$(1.38)	$(0.74)	$(0.73)
From net realized gain	—		—	(0.64)		(2.28)	(1.29)	(0.58)
Total distributions declared to shareholders	$—		$(1.29)	$(1.72)		$(3.66)	$(2.03)	$(1.31)
Net asset value, end of period (x)	$30.22		$29.50	$26.81		$25.56	$33.97	$31.88
Total return (%) (k)(r)(s)(x)	2.44	(n)	14.83	11.47	(c)	(14.54)	12.77	20.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.77	(c)	0.79	0.79	0.80
Expenses after expense reductions (f)	0.78	(a)	0.79	0.77	(c)	0.78	0.78	0.80
Net investment income (loss)	3.54	(a)	2.78	3.89	(c)	2.59	2.87	3.07
Portfolio turnover	14	(n)	27	33		42	53	50
Net assets at end of period (000 omitted)	$535,142		$561,744	$556,607		$561,517	$754,927	$525,386

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$28.98		$26.37	$25.15		$33.48	$31.47	$27.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47		$0.73	$0.97	(c)	$0.72	$0.92	$0.85
Net realized and unrealized gain (loss)	0.21		3.09	1.90		(5.47)	3.05	4.58
Total from investment operations	$0.68		$3.82	$2.87		$(4.75)	$3.97	$5.43
Less distributions declared to shareholders
From net investment income	$—		$(1.21)	$(1.01)		$(1.30)	$(0.67)	$(0.65)
From net realized gain	—		—	(0.64)		(2.28)	(1.29)	(0.58)
Total distributions declared to shareholders	$—		$(1.21)	$(1.65)		$(3.58)	$(1.96)	$(1.23)
Net asset value, end of period (x)	$29.66		$28.98	$26.37		$25.15	$33.48	$31.47
Total return (%) (k)(r)(s)(x)	2.35	(n)	14.49	11.24	(c)	(14.76)	12.47	20.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.02	(c)	1.04	1.04	1.05
Expenses after expense reductions (f)	1.03	(a)	1.04	1.02	(c)	1.03	1.03	1.05
Net investment income (loss)	3.29	(a)	2.53	3.64	(c)	2.34	2.71	2.82
Portfolio turnover	14	(n)	27	33		42	53	50
Net assets at end of period (000 omitted)	$980,847		$1,021,211	$998,836		$967,824	$1,252,327	$978,732
See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$938,723,292	$14,524,687	$—	$953,247,979
Portugal	84,039,252	10,932,620	—	94,971,872
Canada	93,668,102	—	—	93,668,102
Spain	—	50,044,407	—	50,044,407
Italy	—	40,989,506	—	40,989,506
Sweden	37,159,825	2,353,891	—	39,513,716
United Kingdom	7,642,565	28,035,388	—	35,677,953
China	29,620,883	—	—	29,620,883
Brazil	24,997,345	—	—	24,997,345
Other Countries	80,355,138	34,300,557	—	114,655,695
Mutual Funds	26,580,356	—	—	26,580,356
Total	$1,322,786,758	$181,181,056	$—	$1,503,967,814

Other Financial Instruments
Forward Foreign Currency
Exchange Contracts – Assets	$—	$7,575,164	$—	$7,575,164
Forward Foreign Currency
Exchange Contracts – Liabilities	—	(79,756)	—	(79,756)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $169,891,894 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,642,565 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$7,575,164	$(79,756)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(948,324)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$10,071,642

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $670,936. The fair value of the fund’s investment securities on loan and a related liability of $668,576 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $2,360 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, partnership adjustments, and certain preferred stock treated as debt for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$66,508,085

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$1,305,459,280
Gross appreciation	291,816,353
Gross depreciation	(93,307,819)
Net unrealized appreciation (depreciation)	$198,508,534

As of 12/31/17
Undistributed ordinary income	22,729,815
Other temporary differences	(292,913)
Net unrealized appreciation (depreciation)	184,146,268

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$24,315,953
Service Class	—	42,192,132
Total	$—	$66,508,085

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $69,626, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $28,418, which equated to 0.0038% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $1,761.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,240 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $750,511.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $34,152, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $203,889,917 and $246,134,468, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	211,678	$6,184,805	578,626	$16,844,906
Service Class	966,885	27,771,780	2,193,632	62,090,665
	1,178,563	$33,956,585	2,772,258	$78,935,571
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	823,990	$24,315,953
Service Class	—	—	1,453,898	42,192,132
	—	$—	2,277,888	$66,508,085

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,548,918)	$(45,272,427)	(3,114,794)	$(90,288,653)
Service Class	(3,130,795)	(90,000,037)	(6,290,813)	(180,280,481)
	(4,679,713)	$(135,272,464)	(9,405,607)	$(270,569,134)
Net change
Initial Class	(1,337,240)	$(39,087,622)	(1,712,178)	$(49,127,794)
Service Class	(2,163,910)	(62,228,257)	(2,643,283)	(75,997,684)
	(3,501,150)	$(101,315,879)	(4,355,461)	$(125,125,478)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $4,796 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		64,132,616	108,000,613	(146,221,449)	25,911,780

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,635)	$4,308	$—	$233,480	$25,911,780

18

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2018

MFS® Value Series

MFS® Variable Insurance Trust

VLU-SEM

MFS® Value Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.6%
Wells Fargo & Co.	3.3%
Johnson & Johnson	3.3%
Accenture PLC, “A”	3.1%
Philip Morris International, Inc.	2.6%
Medtronic PLC	2.5%
Goldman Sachs Group, Inc.	2.3%
Pfizer, Inc.	2.3%
Citigroup, Inc.	2.2%
Comcast Corp., “A”	2.2%

Equity sectors
Financial Services	29.8%
Health Care	15.6%
Consumer Staples	11.0%
Industrial Goods & Services	9.6%
Special Products & Services	7.0%
Energy	5.6%
Leisure	5.2%
Basic Materials	3.7%
Utilities & Communications	3.7%
Autos & Housing	2.6%
Technology	2.3%
Transportation	2.3%
Retailing	0.5%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.72%	$1,000.00	$962.24	$3.50
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$961.07	$4.72
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.9%
Aerospace – 5.2%
Honeywell International, Inc.	293,656	$42,301,147
Lockheed Martin Corp.	46,735	13,806,921
Northrop Grumman Corp.	109,013	33,543,300
United Technologies Corp.	213,090	26,642,643

		$116,294,011

Alcoholic Beverages – 1.2%
Diageo PLC	760,052	$27,282,595

Apparel Manufacturers – 0.5%
Hanesbrands, Inc.	496,995	$10,943,830

Automotive – 1.0%
Aptiv PLC	206,085	$18,883,568
Harley-Davidson, Inc.	73,334	3,085,895

		$21,969,463

Broadcasting – 2.1%
Interpublic Group of Companies, Inc.	759,840	$17,810,650
Omnicom Group, Inc.	371,941	28,367,940

		$46,178,590

Brokerage & Asset Managers – 2.9%
BlackRock, Inc.	50,216	$25,059,793
Franklin Resources, Inc.	13,027	417,515
NASDAQ, Inc.	285,412	26,049,553
T. Rowe Price Group, Inc.	106,487	12,362,076

		$63,888,937

Business Services – 7.0%
Accenture PLC, “A”	418,196	$68,412,684
Amdocs Ltd.	85,039	5,628,731
Cognizant Technology Solutions Corp., “A”	121,087	9,564,662
DXC Technology Co.	144,252	11,628,154
Equifax, Inc.	103,285	12,921,986
Fidelity National Information Services, Inc.	248,849	26,385,460
Fiserv, Inc. (a)	298,192	22,093,045

		$156,634,722

Cable TV – 2.2%
Comcast Corp., “A”	1,479,296	$48,535,702

Chemicals – 3.4%
3M Co.	131,400	$25,849,008
DowDuPont, Inc.	135,413	8,926,425
PPG Industries, Inc.	387,434	40,188,529

		$74,963,962

Computer Software – Systems – 0.3%
International Business Machines Corp.	43,045	$6,013,386

Construction – 1.6%
Sherwin-Williams Co.	49,669	$20,243,594
Stanley Black & Decker, Inc.	113,161	15,028,913

		$35,272,507

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – 1.8%
Colgate-Palmolive Co.	70,546	$4,572,086
Coty, Inc., “A”	466,534	6,578,130
Kimberly-Clark Corp.	63,880	6,729,119
Newell Brands, Inc.	224,857	5,799,062
Procter & Gamble Co.	65,066	5,079,052
Reckitt Benckiser Group PLC	135,769	11,179,115

		$39,936,564

Containers – 0.4%
Crown Holdings, Inc. (a)	179,288	$8,024,931

Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	114,896	$4,927,889
Johnson Controls International PLC	1,105,682	36,985,063

		$41,912,952

Electronics – 2.0%
Analog Devices, Inc.	100,574	$9,647,058
Texas Instruments, Inc.	319,102	35,180,996

		$44,828,054

Energy – Independent – 2.0%
EOG Resources, Inc.	207,598	$25,831,419
Occidental Petroleum Corp.	213,272	17,846,601

		$43,678,020

Energy – Integrated – 1.9%
Chevron Corp.	170,011	$21,494,491
Exxon Mobil Corp.	245,862	20,340,163

		$41,834,654

Food & Beverages – 4.6%
Archer Daniels Midland Co.	299,242	$13,714,261
Danone S.A.	138,051	10,120,079
General Mills, Inc.	547,718	24,241,999
J.M. Smucker Co.	83,612	8,986,618
Nestle S.A.	438,484	33,946,020
PepsiCo, Inc.	101,373	11,036,478

		$102,045,455

Health Maintenance Organizations – 0.9%
Cigna Corp.	119,720	$20,346,414

Insurance – 7.2%
Aon PLC	294,730	$40,428,114
Chubb Ltd.	324,601	41,230,819
MetLife, Inc.	570,656	24,880,602
Prudential Financial, Inc.	126,349	11,814,895
Travelers Cos., Inc.	335,260	41,015,708

		$159,370,138

Leisure & Toys – 0.2%
Hasbro, Inc.	48,838	$4,508,236

Machinery & Tools – 2.5%
Eaton Corp. PLC	284,886	$21,292,380
Illinois Tool Works, Inc.	132,052	18,294,484

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Machinery & Tools – continued
Ingersoll-Rand Co. Ltd., “A”	178,578	$16,023,804

		$55,610,668

Major Banks – 13.9%
Bank of New York Mellon Corp.	486,844	$26,255,497
Goldman Sachs Group, Inc.	231,101	50,973,947
JPMorgan Chase & Co.	991,193	103,282,310
PNC Financial Services Group, Inc.	242,656	32,782,826
State Street Corp.	222,541	20,716,342
Wells Fargo & Co.	1,336,295	74,084,195

		$308,095,117

Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	168,895	$13,040,383
McKesson Corp.	109,414	14,595,827

		$27,636,210

Medical Equipment – 6.6%
Abbott Laboratories	500,910	$30,550,501
Danaher Corp.	308,470	30,439,820
Medtronic PLC	643,220	55,066,064
Thermo Fisher Scientific, Inc.	145,166	30,069,685

		$146,126,070

Oil Services – 1.7%
Schlumberger Ltd.	579,112	$38,817,877

Other Banks & Diversified Financials – 5.5%
American Express Co.	253,629	$24,855,642
Citigroup, Inc.	737,138	49,329,275
U.S. Bancorp	963,600	48,199,272

		$122,384,189

Pharmaceuticals – 6.8%
Johnson & Johnson	604,147	$73,307,197
Merck & Co., Inc.	322,667	19,585,887
Novartis AG	65,708	4,977,022
Pfizer, Inc.	1,383,872	50,206,876
Roche Holding AG	18,678	4,156,139

		$152,233,121

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 0.8%
Moody’s Corp.	101,099	$17,243,445

Railroad & Shipping – 1.7%
Canadian National Railway Co.	159,202	$13,014,763
Union Pacific Corp.	175,114	24,810,152

		$37,824,915

Real Estate – 0.4%
Public Storage, Inc., REIT	41,054	$9,313,510

Telephone Services – 0.8%
Verizon Communications, Inc.	358,873	$18,054,901

Tobacco – 3.3%
Altria Group, Inc.	291,243	$16,539,690
Philip Morris International, Inc.	715,682	57,784,165

		$74,323,855

Trucking – 0.5%
United Parcel Service, Inc., “B”	117,373	$12,468,534

Utilities – Electric Power – 2.9%
Duke Energy Corp.	464,176	$36,707,038
Southern Co.	394,336	18,261,700
Xcel Energy, Inc.	197,954	9,042,539

		$64,011,277

Total Common Stocks (Identified Cost, $1,315,099,298)		$2,198,606,812

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $22,953,108)	22,956,057	$22,956,057

OTHER ASSETS, LESS LIABILITIES – 0.0%		809,095

NET ASSETS – 100.0%		$2,222,371,964

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $22,956,057 and $2,198,606,812, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,315,099,298)	$2,198,606,812
Investments in affiliated issuers, at value (identified cost, $22,953,108)	22,956,057
Cash	127,121
Foreign currency, at value (identified cost, $33)	33
Receivables for
Investments sold	2,213,955
Fund shares sold	607,348
Dividends	4,367,818
Other assets	4,337
Total assets	$2,228,883,481
Liabilities
Payables for
Investments purchased	$533,664
Fund shares reacquired	5,617,976
Payable to affiliates
Investment adviser	127,870
Shareholder servicing costs	2,298
Distribution and/or service fees	26,464
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	203,235
Total liabilities	$6,511,517
Net assets	$2,222,371,964
Net assets consist of
Paid-in capital	$1,096,075,224
Unrealized appreciation (depreciation)	883,485,569
Accumulated net realized gain (loss)	193,389,821
Undistributed net investment income	49,421,350
Net assets	$2,222,371,964
Shares of beneficial interest outstanding	111,618,608

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$933,965,831	46,387,712	$20.13
Service Class	1,288,406,133	65,230,896	19.75

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$27,895,474
Dividends from affiliated issuers	186,451
Other	10,317
Income on securities loaned	413
Foreign taxes withheld	(279,808)
Total investment income	$27,812,847
Expenses
Management fee	$7,979,708
Distribution and/or service fees	1,673,766
Shareholder servicing costs	29,142
Administrative services fee	177,519
Independent Trustees’ compensation	19,008
Custodian fee	61,957
Shareholder communications	69,608
Audit and tax fees	28,038
Legal fees	12,332
Miscellaneous	25,839
Total expenses	$10,076,917
Reduction of expenses by investment adviser	(106,073)
Net expenses	$9,970,844
Net investment income (loss)	$17,842,003
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$51,315,340
Affiliated issuers	(859)
Foreign currency	(22,327)
Net realized gain (loss)	$51,292,154
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(157,244,093)
Affiliated issuers	2,949
Translation of assets and liabilities in foreign currencies	(25,767)
Net unrealized gain (loss)	$(157,266,911)
Net realized and unrealized gain (loss)	$(105,974,757)
Change in net assets from operations	$(88,132,754)

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$17,842,003	$31,612,927
Net realized gain (loss)	51,292,154	152,140,144
Net unrealized gain (loss)	(157,266,911)	191,287,313
Change in net assets from operations	$(88,132,754)	$375,040,384
Distributions declared to shareholders
From net investment income	$—	$(41,910,441)
From net realized gain	—	(92,053,188)
Total distributions declared to shareholders	$—	$(133,963,629)
Change in net assets from fund share transactions	$(84,664,157)	$(116,293,113)
Total change in net assets	$(172,796,911)	$124,783,642
Net assets
At beginning of period	2,395,168,875	2,270,385,233
At end of period (including undistributed net investment income of $49,421,350 and $31,579,347, respectively)	$2,222,371,964	$2,395,168,875

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$20.92		$18.90	$18.39		$20.34	$19.28	$14.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.30	$0.38	(c)	$0.40	$0.44	$0.30
Net realized and unrealized gain (loss)	(0.96)		2.93	2.16		(0.67)	1.55	4.83
Total from investment operations	$(0.79)		$3.23	$2.54		$(0.27)	$1.99	$5.13
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.42)		$(0.48)	$(0.31)	$(0.20)
From net realized gain	—		(0.81)	(1.61)		(1.20)	(0.62)	(0.05)
Total distributions declared to shareholders	$—		$(1.21)	$(2.03)		$(1.68)	$(0.93)	$(0.25)
Net asset value, end of period (x)	$20.13		$20.92	$18.90		$18.39	$20.34	$19.28
Total return (%) (k)(r)(s)(x)	(3.78	)(n)	17.65	14.09	(c)	(0.74)	10.51	35.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.74	0.73	(c)	0.73	0.73	0.73
Expenses after expense reductions (f)	0.72	(a)	0.73	0.72	(c)	0.73	0.72	0.73
Net investment income (loss)	1.70	(a)	1.51	2.02	(c)	2.00	2.23	1.74
Portfolio turnover	4	(n)	10	15		13	13	15
Net assets at end of period (000 omitted)	$933,966		$996,794	$968,078		$964,811	$1,118,647	$1,090,381

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$20.55		$18.59	$18.12		$20.05	$19.03	$14.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.25	$0.33	(c)	$0.34	$0.38	$0.25
Net realized and unrealized gain (loss)	(0.95)		2.87	2.11		(0.65)	1.52	4.78
Total from investment operations	$(0.80)		$3.12	$2.44		$(0.31)	$1.90	$5.03
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.36)		$(0.42)	$(0.26)	$(0.17)
From net realized gain	—		(0.81)	(1.61)		(1.20)	(0.62)	(0.05)
Total distributions declared to shareholders	$—		$(1.16)	$(1.97)		$(1.62)	$(0.88)	$(0.22)
Net asset value, end of period (x)	$19.75		$20.55	$18.59		$18.12	$20.05	$19.03
Total return (%) (k)(r)(s)(x)	(3.89	)(n)	17.35	13.78	(c)	(0.93)	10.20	35.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.99	0.98	(c)	0.98	0.98	0.98
Expenses after expense reductions (f)	0.97	(a)	0.98	0.97	(c)	0.98	0.97	0.98
Net investment income (loss)	1.44	(a)	1.26	1.78	(c)	1.76	1.99	1.49
Portfolio turnover	4	(n)	10	15		13	13	15
Net assets at end of period (000 omitted)	$1,288,406		$1,398,374	$1,302,307		$1,167,754	$1,481,882	$1,404,019

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,093,931,077	$—	$—	$2,093,931,077
Switzerland	—	43,079,182	—	43,079,182
United Kingdom	11,179,115	27,282,595	—	38,461,710
Canada	13,014,764	—	—	13,014,764
France	—	10,120,079	—	10,120,079
Mutual Funds	22,956,057	—	—	22,956,057
Total	$2,141,081,013	$80,481,856	$—	$2,221,562,869

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $53,199,261 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$43,636,516
Long-term capital gains	90,327,113
Total distributions	$133,963,629

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$1,348,056,688
Gross appreciation	894,135,339
Gross depreciation	(20,629,158)
Net unrealized appreciation (depreciation)	$873,506,181

As of 12/31/17
Undistributed ordinary income	38,930,080
Undistributed long-term capital gain	144,751,216
Other temporary differences	873
Net unrealized appreciation (depreciation)	1,030,747,325

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$18,606,105	$—	$38,073,487
Service Class	—	23,304,336	—	53,979,701
Total	$—	$41,910,441	$—	$92,053,188

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $106,073, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $28,000, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $1,142.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,928 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,950,455. The sales transactions resulted in net realized gains (losses) of $(61,676).

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $9,969, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $95,672,998 and $168,352,063, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,116,253	$43,725,562	3,112,430	$62,667,706
Service Class	2,858,152	57,881,840	5,441,312	107,596,402
	4,974,405	$101,607,402	8,553,742	$170,264,108
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,942,866	$56,679,592
Service Class	—	—	4,082,622	77,284,037
	—	$—	7,025,488	$133,963,629
Shares reacquired
Initial Class	(3,367,380)	$(70,285,968)	(9,631,383)	$(193,884,289)
Service Class	(5,668,082)	(115,985,591)	(11,541,084)	(226,636,561)
	(9,035,462)	$(186,271,559)	(21,172,467)	$(420,520,850)
Net change
Initial Class	(1,251,127)	$(26,560,406)	(3,576,087)	$(74,536,991)
Service Class	(2,809,930)	(58,103,751)	(2,017,150)	(41,756,122)
	(4,061,057)	$(84,664,157)	(5,593,237)	$(116,293,113)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $7,235 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Value Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		15,210,625	131,913,962	(124,168,530)	22,956,057

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(859)	$2,949	$—	$186,451	$22,956,057

16

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.